UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   3/31/05
                        --------------------

Date of reporting period:  9/30/04
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report


                                                  September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Touchstone Emerging Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Micro Cap Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Value Plus Fund

                      RESEARCH o DESIGN o SELECT o MONITOR

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-7
--------------------------------------------------------------------------------
Statements of Operations                                                     8-9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        10-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-35
--------------------------------------------------------------------------------
Notes to Financial Statements                                              36-49
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
   Emerging Growth Fund                                                    50-53
--------------------------------------------------------------------------------
   Growth Opportunities Fund                                               54-55
--------------------------------------------------------------------------------
   Large Cap Core Equity Fund                                              56-57
--------------------------------------------------------------------------------
   Large Cap Growth Fund                                                   58-59
--------------------------------------------------------------------------------
   Micro Cap Growth Fund                                                   60-62
--------------------------------------------------------------------------------
   Small Cap Growth Fund                                                   63-66
--------------------------------------------------------------------------------
   Value Plus Fund                                                         67-69
--------------------------------------------------------------------------------
Other Items                                                                70-72
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

-----------------------------------------------------
                EMERGING GROWTH FUND
                --------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Information Technology                          23.6
Health Care                                     21.3
Consumer Discretionary                          13.8
Industrials                                     11.8
Energy                                          10.1
Financials                                       9.3
Materials                                        3.1
Investment Funds                                11.4
Other Assets/Liabilities (Net)                  (4.4)
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
             GROWTH OPPORTUNITIES FUND
             -------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Health Care                                     33.5
Information Technology                          32.2
Consumer Discretionary                          12.9
Industrials                                      8.3
Financials                                       8.2
Energy                                           6.2
Investment Funds                                 6.7
Other Assets/Liabilities (Net)                  (8.0)
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
             LARGE CAP CORE EQUITY FUND
             --------------------------
SECTOR ALLOCATION                  (% OF NET ASSETS)
Information Technology                          18.0
Industrials                                     16.8
Financials                                      16.4
Consumer Staples                                16.0
Consumer Discretionary                          10.0
Health Care                                      9.6
Energy                                           3.9
Telecommunication                                3.2
Materials                                        3.0
Other Assets/Liabilities (Net)                   3.1
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
               LARGE CAP GROWTH FUND
               ---------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Information Technology                          34.5
Energy                                          12.9
Consumer Staples                                12.4
Health Care                                     11.7
Consumer Discretionary                          10.5
Telecommunication                                9.1
Industrials                                      3.6
Financials                                       2.0
Investment Funds                                 3.7
Other Assets/Liabilities (Net)                  (0.4)
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
               MICRO CAP GROWTH FUND
               ---------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Information Technology                          28.3
Industrials                                     19.0
Consumer Discretionary                          13.8
Health Care                                     11.9
Energy                                           8.1
Consumer Staples                                 6.0
Materials                                        5.2
Financials                                       3.2
Investment Funds                                 9.6
Other Assets/Liabilities (Net)                  (5.1)
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
               SMALL CAP GROWTH FUND
               ---------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Information Technology                          28.5
Health Care                                     21.7
Industrials                                     10.4
Energy                                           8.0
Telecommunication                                7.3
Financials                                       5.4
Materials                                        4.9
Consumer Discretionary                           3.4
Various Other Holdings                           1.6
Consumer Staples                                 1.1
Investment Funds                                14.6
Other Assets/Liabilities (Net)                  (6.9)
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

-----------------------------------------------------
                   VALUE PLUS FUND
                   ---------------
SECTOR ALLOCATION                  (% OF NET ASSETS)
Financials                                      20.0
Information Technology                          12.6
Consumer Discretionary                          12.5
Industrials                                     12.4
Health Care                                     12.2
Energy                                           9.1
Consumer Staples                                 8.6
Materials                                        4.0
Telecommunication                                3.7
Utilities                                        1.4
Other Assets/Liabilities (Net)                   3.5
                                               -----
TOTAL                                          100.0
                                               -----
-----------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================

                                                   EMERGING          GROWTH         LARGE CAP
                                                    GROWTH        OPPORTUNITIES    CORE EQUITY        LARGE CAP
                                                     FUND             FUND             FUND          GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At cost .................................   $ 831,916,454    $ 119,418,788    $  10,926,927    $ 118,170,167
                                                 ================================================================
     At market value - including $83,993,828,
       $7,106,475 and $4,832,565 of securities
       loaned for the Emerging Growth Fund,
       the Growth Opportunities Fund and the
       Large Cap Growth Fund, respectively ...   $ 871,314,545    $ 118,779,002    $  11,955,216    $ 134,346,511
Cash .........................................      53,785,514               --          379,396        3,368,517
Dividends and interest receivable ............         145,506           10,530           17,770           67,456
Receivable for capital shares sold ...........       3,350,498           31,358            1,940        1,420,173
Receivable for securities sold ...............       5,035,199               --          312,923               --
Receivable for securities lending income .....           6,356              353               --            1,038
Receivable from Adviser ......................              --               --               49               --
Other assets .................................          60,262           18,654           22,652           33,263
                                                 ----------------------------------------------------------------
TOTAL ASSETS .................................     933,697,880      118,839,897       12,689,946      139,236,958
                                                 ----------------------------------------------------------------

LIABILITIES
Bank overdrafts ..............................              --        1,078,591               --               --
Payable upon return of securities loaned .....      94,937,869        7,410,000               --        4,942,294
Payable for securities purchased .............         719,837               --          313,630               --
Payable for capital shares redeemed ..........       3,048,678          200,185           27,153          377,978
Payable to Adviser ...........................         542,849           84,200               --           76,355
Payable to Trustees ..........................           1,467            1,380            1,367            2,145
Payable to affiliates ........................         109,527           31,250            6,929           18,995
Other accrued expenses and liabilities .......         457,971           56,616            8,407           54,869
                                                 ----------------------------------------------------------------
TOTAL LIABILITIES ............................      99,818,198        8,862,222          357,486        5,472,636
                                                 ----------------------------------------------------------------

NET ASSETS ...................................   $ 833,879,682    $ 109,977,675    $  12,332,460    $ 133,764,322
                                                 ================================================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................   $ 761,064,362    $ 178,932,824    $  13,015,342    $ 176,483,451
Accumulated net investment income (loss) .....      (4,774,788)        (899,426)          46,466         (344,626)
Accumulated net realized gains (losses) from
   security transactions .....................      38,192,017      (67,415,937)      (1,757,637)     (58,550,847)
Net unrealized appreciation (depreciation)
   on investments ............................      39,398,091         (639,786)       1,028,289       16,176,344
                                                 ----------------------------------------------------------------

NET ASSETS ...................................   $ 833,879,682    $ 109,977,675    $  12,332,460    $ 133,764,322
                                                 ================================================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....   $ 502,593,844    $  83,006,832    $   8,785,843    $ 113,694,796
                                                 ================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) .................      24,740,011        4,992,206          987,946        6,536,864
                                                 ================================================================
Net asset value and redemption price
    per share ................................   $       20.32    $       16.63    $        8.89    $       17.39
                                                 ================================================================
Maximum offering price per share .............   $       21.56    $       17.64    $        9.43    $       18.45
                                                 ================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
================================================================================

                                                   EMERGING          GROWTH         LARGE CAP
                                                    GROWTH        OPPORTUNITIES    CORE EQUITY        LARGE CAP
                                                     FUND             FUND             FUND          GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....   $  65,703,417    $   3,014,065    $   1,708,580    $   4,870,836
                                                 ================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value)..............................       3,522,122          190,971          194,048          282,406
                                                 ================================================================
Net asset value, offering price and
   redemption price per share* ...............   $       18.65    $       15.78    $        8.80    $       17.25
                                                 ================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....   $ 265,582,421    $  23,956,778    $   1,838,037    $  15,198,690
                                                 ================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value)..............................      14,226,787        1,508,128          207,850          881,288
                                                 ================================================================
Net asset value, offering price and
   redemption price per share* ...............   $       18.67    $       15.89    $        8.84    $       17.25
                                                 ================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================

                                                           MICRO CAP          SMALL CAP          VALUE PLUS
                                                          GROWTH FUND        GROWTH FUND            FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ...........................................    $  18,332,143      $  89,339,057      $  65,955,929
                                                         ===================================================
  At market value - including $1,700,239 and
   $12,800,603 of securities loaned for the Micro
   Cap Growth Fund and the Small Cap Growth
   Fund, respectively ...............................    $  19,078,201      $ 100,242,498      $  73,632,504
Cash ................................................        1,190,512          6,677,140          2,711,373
Dividends and interest receivable ...................            1,874             51,671            104,773
Receivable for capital shares sold ..................          315,742            599,326              1,060
Receivable for securities sold ......................           14,550          1,865,374                 --
Receivable for securities lending income ............            1,467              7,515                 --
Other assets ........................................           28,989             37,789             17,375
                                                         ---------------------------------------------------
TOTAL ASSETS ........................................       20,631,335        109,481,313         76,467,085
                                                         ---------------------------------------------------

LIABILITIES
Payable upon return of securities loaned ............        1,735,628         13,645,442                 --
Payable for securities purchased ....................          706,916          1,788,087                 --
Payable for capital shares redeemed .................            8,859            183,860             93,082
Payable to Adviser ..................................           12,779             90,009             45,948
Payable to Trustees .................................            1,102              1,248              1,356
Payable to affiliates ...............................            5,282              9,892             12,186
Other accrued expenses and liabilities ..............            9,534             33,813             35,046
                                                         ---------------------------------------------------
TOTAL LIABILITIES ...................................        2,480,100         15,752,351            187,618
                                                         ---------------------------------------------------

NET ASSETS ..........................................    $  18,151,235      $  93,728,962      $  76,279,467
                                                         ===================================================

NET ASSETS CONSIST OF:
Paid-in capital .....................................    $  18,171,769      $  83,354,883      $  84,498,405
Accumulated net investment income (loss) ............          (28,796)          (563,906)           224,448
Accumulated net realized gains (losses) from
   security transactions ............................         (737,796)            34,544        (16,119,961)
Net unrealized appreciation on investments ..........          746,058         10,903,441          7,676,575
                                                         ---------------------------------------------------

NET ASSETS ..........................................    $  18,151,235      $  93,728,962      $  76,279,467
                                                         ===================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...........    $  13,735,214      $  43,253,006      $  73,524,975
                                                         ===================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .......        1,432,837          2,896,776          7,272,060
                                                         ===================================================
Net asset value and redemption price per share ......    $        9.59      $       14.93      $       10.11
                                                         ===================================================
Maximum offering price per share ....................    $       10.18      $       15.84      $       10.73
                                                         ===================================================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
================================================================================

                                                           MICRO CAP          SMALL CAP          VALUE PLUS
                                                          GROWTH FUND        GROWTH FUND            FUND
------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ............   $          --      $   7,801,266      $     861,244
                                                         ===================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ........              --            529,711             89,162
                                                         ===================================================
Net asset value, offering price and redemption
    price per share* .................................   $          --      $       14.73      $        9.66
                                                         ===================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ............   $   4,416,021      $  16,988,644      $   1,893,248
                                                         ===================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value) .......         461,382          1,152,914            194,910
                                                         ===================================================
Net asset value, offering price and redemption
    price per share* .................................   $        9.57      $       14.74      $        9.71
                                                         ===================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ............   $          --      $  25,686,046      $          --
                                                         ===================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ........              --          1,717,600                 --
                                                         ===================================================
Net asset value, offering price and redemption
   price per share ...................................   $          --      $       14.95      $          --
                                                         ===================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
================================================================================

                                              EMERGING          GROWTH          LARGE CAP
                                               GROWTH        OPPORTUNITIES     CORE EQUITY        LARGE CAP
                                                FUND             FUND             FUND           GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS        SIX MONTHS       SIX MONTHS        SIX MONTHS
                                                ENDED            ENDED            ENDED              ENDED
                                            SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                 2004             2004             2004               2004
                                             (UNAUDITED)      (UNAUDITED)      (UNAUDITED)        (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ...............................  $  2,205,112      $    278,394      $    109,588      $    327,619
Interest ................................       132,621             5,177               932             7,733
Income from securities loaned ...........        31,624             4,978                --             2,818
                                           ------------------------------------------------------------------
TOTAL INVESTMENT INCOME .................     2,369,357           288,549           110,520           338,170
                                           ==================================================================

EXPENSES
Investment advisory fees ................     3,212,426           600,681            41,052           368,119
Distribution expenses, Class A ..........       597,941           127,759            11,137           107,943
Distribution expenses, Class B ..........       325,766            16,496             7,908            16,445
Distribution expenses, Class C ..........     1,298,006           129,570            10,699            42,609
Transfer agent fees, Class A ............       265,482            74,975             6,017            31,252
Transfer agent fees, Class B ............        59,968             5,994             6,017             6,012
Transfer agent fees, Class C ............       164,254            38,218             6,017             6,549
Sponsor fees ............................       803,110                --            12,631                --
Postage and supplies ....................       330,294            78,640             6,464            21,465
Custodian fees ..........................        44,652            17,102             5,388             7,088
Accounting services fees ................        34,594            25,576            19,554            23,154
Administration fees .....................       165,544            35,354             3,115            26,857
Reports to shareholders .................        25,486             6,965             2,092             7,329
Registration fees .......................        16,134                --               134             1,771
Registration fees, Class A ..............        17,523             6,978             3,137             8,350
Registration fees, Class B ..............         6,397             4,550             2,626             6,192
Registration fees, Class C ..............         7,937             5,519             3,461             6,712
Professional fees .......................        16,928             8,764             2,239             9,953
Trustees' fees and expenses .............         3,894             3,366             3,276             4,211
Other expenses ..........................         3,221             1,468               652             1,711
                                           ------------------------------------------------------------------
TOTAL EXPENSES ..........................     7,399,557         1,187,975           153,616           703,722
Sponsor fees waived .....................      (139,263)               --           (12,631)               --
Fees waived and/or expenses reimbursed
  by the Adviser ........................            --                --           (63,666)           (7,171)
Fees from commission recapture ..........      (116,149)               --                --           (13,755)
                                           ------------------------------------------------------------------
NET EXPENSES ............................     7,144,145         1,187,975            77,319           682,796
                                           ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ............    (4,774,788)         (899,426)           33,201          (344,626)
                                           ------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from
  security transactions .................    23,328,377        (3,071,844)          (27,741)       (1,603,577)
Net change in unrealized appreciation/
  depreciation on investments ...........   (73,760,489)       (8,831,219)         (312,292)        3,473,647
                                           ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS ...............   (50,432,112)      (11,903,063)         (340,033)        1,870,070
                                           ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS .......................  $(55,206,900)     $(12,802,489)     $   (306,832)     $  1,525,444
                                           ==================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
================================================================================

                                                               MICRO CAP            SMALL CAP          VALUE PLUS
                                                              GROWTH FUND          GROWTH FUND            FUND
--------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             SIX MONTHS          SIX MONTHS
                                                                  ENDED               ENDED               ENDED
                                                             SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,
                                                                 2004(A)               2004                2004
                                                               (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ............................................         $    37,340          $   244,392          $   640,724
Interest .............................................               1,458               10,340                6,407
Income from securities loaned ........................               1,529               41,163                  439
                                                               -----------------------------------------------------
TOTAL INVESTMENT INCOME ..............................              40,327              295,895              647,570
                                                               =====================================================

EXPENSES
Investment advisory fees .............................              40,911              509,766              279,784
Distribution expenses, Class A .......................               6,502               58,679               89,972
Distribution expenses, Class B .......................                  --               38,156                3,995
Distribution expenses, Class C .......................               6,722               78,243                9,161
Transfer agent fees, Class A .........................               3,286               19,759               17,219
Transfer agent fees, Class B .........................                  --                6,571                6,017
Transfer agent fees, Class C .........................               3,286                8,911                6,017
Transfer agent fees, Class I .........................                  --                4,214                   --
Sponsor fees .........................................               6,546               81,434               74,609
Postage and supplies .................................               5,351               22,665               13,805
Custodian fees .......................................               2,794               14,787                6,762
Accounting services fees .............................               8,626               24,965               22,562
Administration fees ..................................               1,800               22,429               20,517
Reports to shareholders ..............................                 789                4,246                2,870
Registration fees ....................................                  --                9,491                  142
Registration fees, Class A ...........................                 202               10,972                4,918
Registration fees, Class B ...........................                  --                6,007                4,488
Registration fees, Class C ...........................                 200                5,801                3,645
Registration fees, Class I ...........................                  --                  247                   --
Professional fees ....................................               5,674                6,015                6,972
Trustees' fees and expenses ..........................               2,979                3,355                3,264
Other expenses .......................................               1,640                1,783                1,417
                                                               -----------------------------------------------------
TOTAL EXPENSES .......................................              97,308              938,496              578,136
Sponsor fees waived ..................................              (6,546)             (76,299)             (74,609)
Fees waived and/or expenses reimbursed by the Adviser.             (21,639)                  --               (7,466)
Fees from commission recapture .......................                  --               (2,396)                  --
                                                               -----------------------------------------------------
NET EXPENSES .........................................              69,123              859,801              496,061
                                                               -----------------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................             (28,796)            (563,906)             151,509
                                                               -----------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions            (737,796)          (2,581,195)             104,064
Net change in unrealized appreciation/
  depreciation on investments ........................             746,058           (2,245,694)            (657,426)
                                                               -----------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS .....................................               8,262           (4,826,889)            (553,362)
                                                               -----------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...........         $   (20,534)         $(5,390,795)         $  (401,853)
                                                               =====================================================

(A) Represents the period from commencement of operations (June 22, 2004) through September 30, 2004.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                     EMERGING GROWTH FUND            GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                          SIX MONTHS
                                                 ENDED              YEAR             ENDED               YEAR
                                             SEPTEMBER 30,          ENDED         SEPTEMBER 30,          ENDED
                                                  2004            MARCH 31,           2004             MARCH 31,
                                              (UNAUDITED)            2004          (UNAUDITED)            2004
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss ...................     $  (4,774,788)     $  (6,515,881)     $    (899,426)     $  (2,014,033)
Net realized gains (losses) from
  security transactions ...............        23,328,377         66,780,165         (3,071,844)        (1,043,414)
Net change in unrealized appreciation/
  depreciation on investments .........       (73,760,489)       139,197,290         (8,831,219)        48,105,851
                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS ..........       (55,206,900)       199,461,574        (12,802,489)        45,048,404
                                            ----------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............       141,888,866        283,769,411         12,058,854         40,426,967
Payments for shares redeemed ..........       (65,860,228)       (90,112,906)       (36,621,280)       (42,137,146)
                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .....        76,028,638        193,656,505        (24,562,426)        (1,710,179)
                                            ----------------------------------------------------------------------

CLASS B
Proceeds from shares sold .............         8,469,008         24,903,474            167,873            625,364
Payments for shares redeemed ..........        (3,042,042)        (5,065,669)          (442,880)          (531,905)
                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS .....         5,426,966         19,837,805           (275,007)            93,459
                                            ----------------------------------------------------------------------

CLASS C
Proceeds from shares sold .............        50,982,370        110,372,876            767,408          3,525,808
Payments for shares redeemed ..........       (18,814,183)       (25,081,949)        (2,833,306)        (5,936,530)
                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS .....        32,168,187         85,290,927         (2,065,898)        (2,410,722)
                                            ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        58,416,891        498,246,811        (39,705,820)        41,020,962

NET ASSETS
Beginning of period ...................       775,462,791        277,215,980        149,683,495        108,662,533
                                            ----------------------------------------------------------------------
End of period .........................     $ 833,879,682      $ 775,462,791      $ 109,977,675      $ 149,683,495
                                            ======================================================================

ACCUMULATED NET INVESTMENT LOSS .......     $  (4,774,788)     $          --      $    (899,426)     $          --
                                            ======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                   LARGE CAP CORE                            LARGE CAP
                                                     EQUITY FUND                            GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                      SIX MONTHS         THREE
                                                ENDED           YEAR            ENDED          MONTHS            YEAR
                                              SEPT. 30,        ENDED          SEPT. 30,         ENDED            ENDED
                                                2004          MARCH 31,         2004           MARCH 31,       DEC. 31,
                                             (UNAUDITED)        2004         (UNAUDITED)        2004(A)          2003
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ...........    $     33,201    $     65,652    $   (344,626)   $   (147,203)   $   (265,122)
Net realized gains (losses) from
   security transactions ...............         (27,741)        (68,308)     (1,603,577)         47,124        (389,478)
Net change in unrealized appreciation/
   depreciation on investments .........        (312,292)      2,922,052       3,473,647       3,345,786       8,932,307
                                            ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS .....................        (306,832)      2,919,396       1,525,444       3,245,707       8,277,707
                                            ----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ....              --         (46,333)             --              --              --
From net investment income, Class B ....              --          (2,433)             --              --              --
From net investment income, Class C ....              --          (3,621)             --              --              --
                                            ----------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS .......              --         (52,387)             --              --              --
                                            ----------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ..............         847,931       1,024,567      51,018,807       7,063,457      13,006,843
Proceeds from shares issued in
   connection with acquisitions
   (Note 8) ............................              --              --              --              --      39,611,752
Reinvested distributions                              --          45,317              --              --              --
Payments for shares redeemed ...........        (636,064)       (577,409)     (8,453,658)     (2,425,623)    (12,362,321)
                                            ----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ..........         211,867         492,475      42,565,149       4,637,834      40,256,274
                                            ----------------------------------------------------------------------------
CLASS B
Proceeds from shares sold ..............         465,008         752,347       3,332,585         910,158         568,455
Proceeds from shares issued in
   connection with acquisitions
   (Note 8) ............................              --              --              --              --         515,786
Reinvested distributions ...............              --           1,700              --              --              --
Payments for shares redeemed ...........        (168,632)       (325,712)       (394,904)        (78,324)       (134,248)
                                            ----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CLASS B SHARE TRANSACTIONS .....         296,376         428,335       2,937,681         831,834         949,993
                                            ----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
================================================================================

                                                   LARGE CAP CORE                            LARGE CAP
                                                     EQUITY FUND                            GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                        SIX MONTHS          THREE
                                                ENDED            YEAR             ENDED           MONTHS             YEAR
                                              SEPT. 30,         ENDED           SEPT. 30,          ENDED             ENDED
                                                2004           MARCH 31,          2004            MARCH 31,        DEC. 31,
                                             (UNAUDITED)         2004          (UNAUDITED)         2004(A)           2003
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .............            98,635        1,390,647       11,112,302        1,775,058        1,243,707
Proceeds from shares issued in
   connection with acquisitions
   (Note 8) ...........................                --               --               --               --        1,189,982
Reinvested distributions ..............                --            2,607               --               --               --
Payments for shares redeemed ..........          (466,271)        (440,978)        (443,295)         (76,996)         (95,523)
                                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ....          (367,636)         952,276       10,669,007        1,698,062        2,338,166
                                            ---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS ..........................          (166,225)       4,740,095       57,697,281       10,413,437       51,822,140

NET ASSETS
Beginning of period ...................        12,498,685        7,758,590       76,067,041       65,653,604       13,831,464
                                            ---------------------------------------------------------------------------------
End of period .........................     $  12,332,460    $  12,498,685    $ 133,764,322    $  76,067,041    $  65,653,604
                                            =================================================================================
ACCUMULATED NET INVESTMENT
   INCOME (LOSS) ......................     $      46,466    $      13,265    $    (344,626)   $          --    $    (265,122)
                                            =================================================================================

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                          MICRO CAP                SMALL CAP                     VALUE PLUS
                                         GROWTH FUND              GROWTH FUND                       FUND
----------------------------------------------------------------------------------------------------------------------
                                            PERIOD        SIX MONTHS                      SIX MONTHS
                                            ENDED            ENDED           YEAR            ENDED           YEAR
                                           SEPT. 30,       SEPT. 30,         ENDED         SEPT. 30,         ENDED
                                            2004(A)          2004          MARCH 31,         2004          MARCH 31,
                                          (UNAUDITED)     (UNAUDITED)        2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) .........   $    (28,796)   $   (563,906)   $   (741,813)   $    151,509    $    393,465
Net realized gains (losses) from
   security transactions .............       (737,796)     (2,581,195)      5,703,223         104,064      (1,198,463)
Net change in unrealized
   appreciation/depreciation
   on investments ....................        746,058      (2,245,694)     12,527,407        (657,426)     18,679,696
                                         ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................        (20,534)     (5,390,795)     17,488,817        (401,853)     17,874,698
                                         ----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..             --              --              --              --        (396,752)
From net investment income, Class B ..             --              --              --              --          (2,277)
From net investment income, Class C ..             --              --              --              --          (5,708)
From net realized gains on
   security transactions, Class A ....             --              --        (893,115)             --              --
From net realized gains on
   security transactions, Class B ....             --              --        (141,855)             --              --
From net realized gains on
   security transactions, Class C ....             --              --        (263,016)             --              --
                                         ----------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS ...             --              --      (1,297,986)             --        (404,737)
                                         ----------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............     13,884,427      12,722,484      32,002,458      11,474,774       5,305,222
Reinvested distributions .............             --              --         809,297              --         392,545
Payments for shares redeemed .........        (89,857)    (18,444,638)     (6,656,407)     (2,177,800)     (3,988,115)
                                         ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ...     13,794,570      (5,722,154)     26,155,348       9,296,974       1,709,652
                                         ----------------------------------------------------------------------------
CLASS B
Proceeds from shares sold ............             --       1,122,763       5,091,329         174,677         332,680
Reinvested distributions .............             --              --         120,002              --           1,984
Payments for shares redeemed .........             --        (553,233)       (391,038)        (62,167)       (112,578)
                                         ----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CLASS B SHARE TRANSACTIONS ...             --         569,530       4,820,293         112,510         222,086
                                         ----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
================================================================================

                                            MICRO CAP                SMALL CAP                     VALUE PLUS
                                           GROWTH FUND              GROWTH FUND                       FUND
------------------------------------------------------------------------------------------------------------------------
                                              PERIOD        SIX MONTHS                      SIX MONTHS
                                              ENDED            ENDED           YEAR            ENDED           YEAR
                                             SEPT. 30,       SEPT. 30,         ENDED         SEPT. 30,         ENDED
                                              2004(A)          2004          MARCH 31,         2004          MARCH 31,
                                            (UNAUDITED)     (UNAUDITED)        2004         (UNAUDITED)         2004
------------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ............        4,407,357       4,807,692      10,654,266         239,543         351,301
Reinvested distributions .............               --              --         118,861              --           5,056
Payments for shares redeemed .........          (30,158)     (1,279,411)     (2,105,797)       (199,812)       (517,989)
                                           ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ...        4,377,199       3,528,281       8,667,330          39,731        (161,632)
                                           ----------------------------------------------------------------------------
CLASS I
Proceeds from shares sold ............               --      25,750,662              --              --              --
Payments for shares redeemed .........               --        (497,290)             --              --              --
                                           ----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CLASS I SHARE TRANSACTIONS ...               --      25,253,372              --              --              --
                                           ----------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS .........       18,151,235      18,238,234      55,833,802       9,047,362      19,240,067

NET ASSETS
Beginning of period ..................               --      75,490,728      19,656,926      67,232,105      47,992,038
                                           ----------------------------------------------------------------------------
End of period ........................     $ 18,151,235    $ 93,728,962    $ 75,490,728    $ 76,279,467    $ 67,232,105
                                           ============================================================================
ACCUMULATED NET INVESTMENT
   INCOME (LOSS) .....................     $    (28,796)   $   (563,906)   $         --    $    224,448    $     72,939
                                           ============================================================================

(A) Represents the period from commencement of operations (June 22, 2004) through September 30, 2004. See accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                                             THREE
                                    ENDED          YEAR        YEAR          YEAR        MONTHS           YEAR        YEAR
                                  SEPT. 30,        ENDED       ENDED         ENDED        ENDED           ENDED       ENDED
                                    2004          MARCH 31,   MARCH 31,     MARCH 31,    MARCH 31,       DEC. 31,    DEC. 31,
                                 (UNAUDITED)        2004        2003         2002        2001(A)           2000        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period .........   $  21.73        $  13.89     $  19.52     $  15.96     $  17.93        $  16.96      $  13.40
                                  ---------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss .........      (0.09)          (0.13)       (0.14)       (0.14)          --           (0.06)        (0.09)
  Net realized and unrealized
    gains (losses) on
    investments ...............      (1.32)           7.97        (5.29)        3.76        (1.97)           4.16          6.18
                                  ---------------------------------------------------------------------------------------------
Total from investment
  operations ..................      (1.41)           7.84        (5.43)        3.62        (1.97)           4.10          6.09
                                  ---------------------------------------------------------------------------------------------
Distributions from net
  realized gains ..............         --              --        (0.20)       (0.06)          --           (3.13)        (2.53)
                                  ---------------------------------------------------------------------------------------------
Net asset value at
  end of period ...............   $  20.32        $  21.73     $  13.89     $  19.52     $  15.96        $  17.93      $  16.96
                                  =============================================================================================

Total return(B) ...............      (6.49%)(C)      56.44%      (27.90%)      22.72%      (10.99%)(C)      25.92%        45.85%
                                  =============================================================================================
Net assets at end of
  period (000's) ..............   $502,594        $458,524     $153,247     $169,781     $ 19,141        $ 15,304      $ 10,743
                                  =============================================================================================
Ratio of net expenses to
  average net assets ..........       1.47%(D)        1.49%        1.50%        1.50%        1.50%(D)        1.50%         1.50%

Ratio of net expense to average
  net assets gross of voluntary
  expense reimbursements ......       1.50%(D)        1.50%          NA           NA           NA              NA            NA

Ratio of net investment loss
  to average net assets .......      (0.85%)(D)      (0.93%)      (1.07%)      (1.02%)      (0.10%)(D)      (0.40%)       (0.66%)

Ratio of net investment loss to
  average net assets gross of
  voluntary expense
  reimbursements ..............      (0.88%)(D)      (0.94%)         NA           NA           NA              NA            NA

Portfolio turnover ............        115%(D)          79%          62%          73%          68%(D)          98%           97%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See   accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================


                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED           YEAR             YEAR            PERIOD
                                                         SEPTEMBER 30,      ENDED            ENDED            ENDED
                                                             2004          MARCH 31,        MARCH 31,        MARCH 31,
                                                          (UNAUDITED)        2004             2003            2002(A)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........         $ 20.03          $ 12.53          $ 18.25          $ 16.45
                                                           ----------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss ..............................         (0.15)           (0.25)           (0.14)           (0.09)
  Net realized and unrealized gains (losses)
    on investments ................................          (1.23)            7.75            (5.38)            1.95
                                                           ----------------------------------------------------------
Total from investment operations ..................          (1.38)            7.50            (5.52)            1.86
                                                           ----------------------------------------------------------
Distributions from net realized gains .............             --               --            (0.20)           (0.06)
                                                           ----------------------------------------------------------

Net asset value at end of period ..................        $ 18.65          $ 20.03          $ 12.53          $ 18.25
                                                           ==========================================================

Total return(B) ...................................          (6.89%)(C)       59.86%          (30.34%)          11.35%(C)
                                                           ==========================================================

Net assets at end of period (000's) ...............        $65,703          $64,918          $26,226          $15,335
                                                           ==========================================================
Ratio of net expenses to average net assets .......           2.22%(D)         2.24%            2.25%            2.25%(D)

Ratio of net expense to average net assets gross
    of voluntary expense reimbursements ...........           2.25%(D)         2.25%              NA               NA

Ratio of net investment loss to average net assets           (1.61%)(D)       (1.68%)          (1.77%)          (1.90%)(D)

Ratio of net investment loss to average net assets
    gross of voluntary expense reimbursements .....          (1.63%)(D)       (1.69%)             NA               NA

Portfolio turnover rate ...........................            115%(D)           79%              62%              73%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                                           THREE
                                           ENDED        YEAR         YEAR        YEAR        MONTHS           YEAR         YEAR
                                        SEPT. 30,       ENDED        ENDED       ENDED       ENDED            ENDED        ENDED
                                           2004        MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,        DEC. 31,     DEC. 31,
                                        (UNAUDITED)      2004        2003        2002         2001(A)          2000        1999(B)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ........         $  20.04       $  12.55    $  18.26    $  15.01      $  16.87        $  16.29     $  13.04
                                        ------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment
      income (loss) ...........            (0.15)         (0.23)      (0.13)       0.01         (0.02)          (0.17)       (0.19)
   Net realized and unrealized
      gains (losses) on
      investments .............            (1.22)          7.72       (5.38)       3.30         (1.84)           3.88         5.97
                                        ------------------------------------------------------------------------------------------
Total from investment
   operations .................            (1.37)          7.49       (5.51)       3.31         (1.86)           3.71         5.78
                                        ------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net
      investment income .......             --             --          --          --            --             (3.13)       (2.53)
   Distributions from net
      realized gains ..........             --             --         (0.20)      (0.06)         --              --           --
                                        ------------------------------------------------------------------------------------------
   Total distributions ........             --             --         (0.20)      (0.06)         --             (3.13)       (2.53)
                                        ------------------------------------------------------------------------------------------
Net asset value at end
   of period ..................         $  18.67       $  20.04    $  12.55    $  18.26      $  15.01        $  16.87     $  16.29
                                        ==========================================================================================

Total return(C) ...............            (6.84%)(D)     59.68%     (30.27%)     22.09%       (11.03%)(D)      24.58%       44.86%
                                        ==========================================================================================
Net assets at end of
   period (000's) .............         $265,583       $252,021    $ 97,743    $ 67,347      $  7,600        $  5,466     $  3,964
                                        ==========================================================================================
Ratio of net expenses
   to average net assets ......             2.22%(E)       2.24%       2.25%       2.25%         2.25%(E)        2.25%        2.25%

Ratio of net expenses to
   average net assets gross
   of voluntary expense
   reimbursements .............             2.25%(E)       2.25%         NA          NA            NA              NA           NA

Ratio of net investment loss to
   average net assets .........            (1.60%)(E)     (1.68%)     (1.77%)     (1.61%)       (0.63%)(E)      (1.15%)      (1.41%)

Ratio of net investment loss to
   average net assets gross of
   voluntary expense
   reimbursements .............            (1.63%)(E)     (1.69%)        NA          NA            NA              NA           NA

Portfolio turnover ............              115%(E)         79%         62%         73%           68%(E)          98%          97%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(B) Represents the period from the commencement of operations (January 1, 1999) through December 31, 1999.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================


                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                             YEAR ENDED MARCH 31,
                                                    2004         -------------------------------------------------------------
                                                 (UNAUDITED)        2004       2003          2002          2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..         $  18.06       $  12.70    $  18.18      $  19.97      $  32.43     $  17.50
                                                  ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss ..................            (0.12)         (0.21)      (0.19)        (0.18)        (0.13)       (0.16)
   Net realized and unrealized gains
      (losses) on investments ...........            (1.31)          5.57       (5.29)        (1.61)       (12.33)       15.51
                                                  ----------------------------------------------------------------------------
Total from investment operations ........            (1.43)          5.36       (5.48)        (1.79)       (12.46)       15.35
                                                  ----------------------------------------------------------------------------

Distributions from net realized gains ...               --             --          --            --            --        (0.42)
                                                  ----------------------------------------------------------------------------

Net asset value at end of period ........         $  16.63       $  18.06    $  12.70      $  18.18      $  19.97     $  32.43
                                                  ============================================================================

Total return(A) .........................            (7.92%)(B)     42.20%     (30.14%)       (8.96%)      (38.42%)      88.88%
                                                  ============================================================================

Net assets at end of period (000's) .....         $ 83,007       $117,605    $ 84,472      $121,791      $107,435     $ 79,066
                                                  ============================================================================
Ratio of net expenses to
   average net assets ...................             1.59%(C)       1.60%       1.83%         1.49%         1.54%        1.52%

Ratio of net investment loss to
   average net assets ...................            (1.16%)(C)     (1.23%)     (1.40%)       (0.98%)       (0.66%)      (1.05%)

Portfolio turnover rate .................               35%(C)         47%         39%           52%           35%          44%

Amount of debt outstanding at
   end of period (000's) ................               NA             NA    $     --      $     --            NA           NA

Average daily amount of debt
   outstanding during the
   period (000's)(D) ....................               NA             NA    $    242      $     24            NA           NA

Average daily number of capital shares
   outstanding during the period
   (000's)(D) ...........................               NA             NA       8,916         8,481            NA           NA

Average amount of debt per share
   during the period(D) .................               NA             NA    $   0.03      $     --(E)         NA           NA

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

(E)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR             YEAR          PERIOD
                                                    SEPT. 30,       ENDED            ENDED         ENDED
                                                      2004         MARCH 31,        MARCH 31,     MARCH 31,
                                                   (UNAUDITED)       2004             2003         2002(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......      $   17.31       $   12.13       $   17.78       $   22.74
                                                   ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss ......................          (0.21)          (0.38)          (0.36)          (0.17)
   Net realized and unrealized gains (losses)
      on investments ........................          (1.32)           5.56           (5.29)          (4.79)
                                                   ---------------------------------------------------------
Total from investment operations ............          (1.53)           5.18           (5.65)          (4.96)
                                                   ---------------------------------------------------------

Net asset value at end of period ............      $   15.78       $   17.31       $   12.13       $   17.78
                                                   =========================================================

Total return(B) .............................          (8.84%)(C)      42.70%         (31.78%)        (21.81%)(C)
                                                   =========================================================

Net assets at end of period (000's) .........      $   3,014       $   3,608       $   2,463       $   3,380
                                                   =========================================================
Ratio of net expenses to
   average net assets .......................           2.83%(D)        2.84%           3.16%           2.37%(D)

Ratio of net investment loss
   to average net assets ....................          (2.38%)(D)      (2.45%)         (2.71%)         (1.93%)(D)

Portfolio turnover rate .....................             35%(D)          47%             39%             52%(D)

Amount of debt outstanding at
   end of period (000's) ....................             NA              NA       $      --       $      --

Average daily amount of debt
   outstanding during the period
   (000's)(E) ...............................             NA              NA       $     242       $      24

Average daily number
   of capital shares outstanding
   during the period (000's)(E) .............             NA              NA           8,916           8,481

Average amount of debt per share
   during the period(E) .....................             NA              NA       $    0.03       $      --(F)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E)   Based on fund level shares outstanding.

(F)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED         YEAR           YEAR           YEAR       YEAR           PERIOD
                                                SEPT. 30,       ENDED          ENDED          ENDED      ENDED           ENDED
                                                  2004         MARCH 31,      MARCH 31,      MARCH 31,  MARCH 31,       MARCH 31,
                                              (UNAUDITED)        2004           2003           2002       2001           2000(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..       $ 17.39        $ 12.17        $ 17.78        $ 19.74     $ 32.30        $ 18.65
                                                -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss ..................         (0.18)         (0.37)         (0.36)         (0.32)      (0.19)         (0.11)
   Net realized and unrealized gains
      (losses) on investments ...........         (1.32)          5.59          (5.25)         (1.64)     (12.37)         14.18
                                                -------------------------------------------------------------------------------
Total from investment operations ........         (1.50)          5.22          (5.61)         (1.96)     (12.56)         14.07
                                                -------------------------------------------------------------------------------

Dividends from net investment income ....            --             --             --             --          --          (0.42)
                                                -------------------------------------------------------------------------------

Net asset value at end of period ........       $ 15.89        $ 17.39        $ 12.17        $ 17.78     $ 19.74        $ 32.30
                                                ===============================================================================

Total return(B) .........................         (8.63%)(C)     42.89%        (31.55%)        (9.93%)    (38.89%)        76.52%(C)
                                                ===============================================================================

Net assets at end of period (000's) .....       $23,957        $28,470        $21,727        $40,967     $36,475        $10,794
                                                ===============================================================================
Ratio of net expenses to
   average net assets ...................          2.53%(D)       2.60%          2.87%          2.31%       2.19%          2.33%(D)

Ratio of net investment loss to
   average net assets ...................         (2.07%)(D)     (2.21%)        (2.42%)        (1.78%)     (1.31%)        (1.77%)(D)

Portfolio turnover rate .................            35%(D)         47%            39%            52%         35%            44%(D)

Amount of debt outstanding at
   end of period (000's) ................            NA             NA        $    --        $    --          NA             NA

Average daily amount of debt
   outstanding during the
   period (000's)(E) ....................            NA             NA        $   242        $    24          NA             NA

Average daily number of
   capital shares outstanding
   during the period (000's)(E) .........            NA             NA          8,916          8,481          NA             NA

Average amount of debt per
   share during the period(E) ...........            NA             NA        $  0.03        $    --(F)       NA             NA

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E)   Based on fund level shares outstanding.

(F)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED         YEAR           YEAR          YEAR         PERIOD
                                               SEPT. 30,       ENDED          ENDED         ENDED         ENDED
                                                 2004        MARCH 31,       MARCH 31,     MARCH 31,    MARCH 31,
                                              (UNAUDITED)      2004           2003           2002        2001(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..       $ 9.10        $ 6.71          $ 9.19        $ 8.90        $10.00
                                                ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ................         0.03          0.07            0.06          0.06          0.05
   Net realized and unrealized gains
      (losses) on investments ...........        (0.24)         2.37           (2.46)         0.28         (1.10)
                                                ----------------------------------------------------------------
Total from investment operations ........        (0.21)         2.44           (2.40)         0.34         (1.05)
                                                ----------------------------------------------------------------

Dividends from net investment income ....           --         (0.05)          (0.08)        (0.05)        (0.05)
                                                ----------------------------------------------------------------

Net asset value at end of period ........       $ 8.89        $ 9.10          $ 6.71        $ 9.19        $ 8.90
                                                ================================================================

Total return(B) .........................        (2.31%)(C)    36.41%         (26.19%)        3.86%       (10.57%)(C)
                                                ================================================================

Net assets at end of period (000's) .....       $8,786        $8,783          $6,109        $7,561        $6,208
                                                ================================================================
Ratio of net expenses to
   average net assets ...................         1.00%(D)      0.97%(E)        1.00%         1.00%         1.00%(D)

Ratio of net investment income
   to average net assets ................         0.74%(D)      0.85%(E)        0.90%         0.70%         0.54%(D)

Portfolio turnover rate .................           13%(D)        10%             29%            9%            3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED               YEAR               YEAR            PERIOD
                                               SEPT. 30,            ENDED               ENDED            ENDED
                                                  2004             MARCH 31,           MARCH 31,        MARCH 31,
                                              (UNAUDITED)            2004                2003            2002(A)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..      $    9.04           $    6.69           $    9.13        $    9.50
                                               ------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ................             --(B)             0.01                0.01             0.02
   Net realized and unrealized gains
      (losses) on investments ...........          (0.24)               2.36               (2.45)           (0.37)
                                               ------------------------------------------------------------------
Total from investment operations ........          (0.24)               2.37               (2.44)           (0.35)
                                               ------------------------------------------------------------------

Dividends from net investment income ....             --               (0.02)                 --(B)         (0.02)
                                               ------------------------------------------------------------------

Net asset value at end of period ........      $    8.80           $    9.04           $    6.69        $    9.13
                                               ==================================================================

Total return(C) .........................          (2.65%)(D)          35.37%             (26.70%)          (3.60%)(D)
                                               ==================================================================

Net assets at end of period (000's) .....      $   1,708           $   1,456           $     729        $     860
                                               ==================================================================
Ratio of net expenses to
   average net assets ...................           1.75%(E)            1.72%(F)            1.75%            1.75%(E)

Ratio of net investment income
   to average net assets ................           0.01%(E)            0.10%(F)            0.18%            0.03%(E)

Portfolio turnover rate .................             13%(E)              10%                 29%               9%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.07%.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED         YEAR            YEAR             YEAR            PERIOD
                                                SEPT. 30,       ENDED           ENDED            ENDED           ENDED
                                                   2004        MARCH 31,       MARCH 31,        MARCH 31,       MARCH 31,
                                               (UNAUDITED)       2004           2003             2002           2001(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..      $    9.08       $    6.72       $    9.13       $    8.88       $   10.00
                                               -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ................             --(B)         0.01            0.01            0.01            0.01
   Net realized and unrealized gains
      (losses) on investments ...........          (0.24)           2.37           (2.41)           0.25           (1.12)
                                               -------------------------------------------------------------------------
Total from investment operations ........          (0.24)           2.38           (2.40)           0.26           (1.11)
                                               -------------------------------------------------------------------------

Dividends from net investment income ....             --           (0.02)          (0.01)          (0.01)          (0.01)
                                               -------------------------------------------------------------------------

Net asset value at end of period ........      $    8.84       $    9.08       $    6.72       $    9.13       $    8.88
                                               =========================================================================

Total return(C) .........................          (2.64%)(D)      35.38%         (26.32%)          3.00%         (11.12%)(D)
                                               =========================================================================

Net assets at end of period (000's) .....      $   1,838       $   2,260       $     920       $     900       $     128
                                               =========================================================================
Ratio of net expenses to
   average net assets ...................           1.75%(E)        1.72%(F)        1.74%           1.75%           1.73%(E)

Ratio of net investment income
   (loss) to average net assets .........          (0.01%)(E)       0.13%(F)        0.18%          (0.05%)         (0.46%)(E)

Portfolio turnover rate .................             13%(E)          10%             29%              9%              3%(E)

(A) Represents the period from the commencement of operations (May 16, 2000) through March 31, 2001.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS           THREE
                                       ENDED             MONTHS
                                     SEPT. 30,           ENDED                          YEAR ENDED DECEMBER 31,
                                       2004             MARCH 31,      -------------------------------------------------------------
                                    (UNAUDITED)          2004(A)         2003          2002        2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ...........   $  17.31           $  16.53       $  12.19      $  16.63    $  21.73    $  23.59     $  14.47
                                     ---------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment loss ...........      (0.04)             (0.03)         (0.07)        (0.12)      (0.13)      (0.20)       (0.12)
   Net realized and unrealized
      gains (losses) on
      investments ................       0.12               0.81           4.41         (4.32)      (4.97)      (1.61)        9.24
                                     ---------------------------------------------------------------------------------------------

Total from investment operations..       0.08               0.78           4.34         (4.44)      (5.10)      (1.81)        9.12
                                     ---------------------------------------------------------------------------------------------
Distributions from net
   realized gains ................         --                 --             --            --          --       (0.05)          --
                                     ---------------------------------------------------------------------------------------------

Net asset value at end of period..   $  17.39           $  17.31       $  16.53      $  12.19    $  16.63    $  21.73     $  23.59
                                     =============================================================================================

Total return(B) ..................       0.46%(C)           4.72%(C)      35.60%       (26.70%)    (23.47%)     (7.66%)      63.03%
                                     =============================================================================================
Net assets at end of
   period (000's) ................   $113,695           $ 69,860       $ 62,187      $ 13,831    $ 20,835    $ 44,068     $ 12,667
                                     =============================================================================================
Ratio of net expenses to
   average net assets ............       1.27%(D),(E)       1.30%(D)       1.39%         1.49%       1.49%       1.48%        1.49%

Ratio of net investment loss to
   average net assets ............      (0.56%)(D),(E)     (0.78%)(D)     (0.93%)       (0.82%)     (0.62%)     (1.14%)      (0.99%)

Portfolio turnover ...............        114%(D)             60%(D)         60%(F)       115%        124%         54%          75%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.30% and the ratio of net investment loss to average net assets would have been (0.58%).

(F) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions described in Note 8.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                                        SIX MONTHS            THREE
                                                          ENDED               MONTHS       PERIOD
                                                       SEPTEMBER 30,          ENDED         ENDED
                                                           2004              MARCH 31,   DECEMBER 31,
                                                        (UNAUDITED)          2004(A)       2003(B)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $   17.24         $   16.50      $   15.45
                                                         ------------------------------------------
Income (loss) from investment operations:
   Net investment loss ..............................        (0.09)            (0.03)         (0.06)
   Net realized and unrealized gains
      on investments ................................         0.10              0.77           1.11
                                                         ------------------------------------------
Total from investment operations ....................         0.01              0.74           1.05
                                                         ------------------------------------------

Net asset value at end of period ....................    $   17.25         $   17.24      $   16.50
                                                         ==========================================

Total return(C) .....................................         0.06%             4.48%          6.80%
                                                         ==========================================

Net assets at end of period (000's) .................    $   4,871         $   1,897      $   1,003
                                                         ==========================================

Ratio of net expenses to average net assets(D) ......         2.22%(E)          2.25%          2.22%

Ratio of net investment loss to average net assets(D)        (1.51%)(E)        (1.71%)        (1.80%)

Portfolio turnover rate(D) ..........................          114%               60%            60%(F)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.54%).

(F) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions described in Note 8.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                              SIX MONTHS         THREE
                                                ENDED            MONTHS          PERIOD
                                            SEPTEMBER 30,         ENDED          ENDED
                                               2004             MARCH 31,      DECEMBER 31,
                                            (UNAUDITED)          2004(A)         2003(B)
------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    17.24         $    16.50      $    15.45
                                             ---------------------------------------------
Income (loss) from investment operations:
   Net investment loss ..................         (0.08)             (0.04)          (0.05)
   Net realized and unrealized gains
      on investments ....................          0.09               0.78            1.10
                                             ---------------------------------------------
Total from investment operations ........          0.01               0.74            1.05
                                             ---------------------------------------------

Net asset value at end of period ........    $    17.25         $    17.24      $    16.50
                                             =============================================

Total return(C) .........................          0.06%              4.48%           6.80%
                                             =============================================

Net assets at end of period (000's) .....    $   15,198         $    4,310      $    2,465
                                             =============================================
Ratio of net expenses to average
   net assets(D) ........................          2.21%(E)           2.25%           2.21%

Ratio of net investment loss to
   average net assets(D) ................         (1.50%)(E)         (1.70%)         (1.78%)

Portfolio turnover rate(D) ..............           114%                60%             60%(F)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.54%).

(F) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions described in Note 8.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                  SEPTEMBER 30,
                                                                     2004(A)
                                                                   (UNAUDITED)
-------------------------------------------------------------------------------
Net asset value at beginning of period ........................    $    10.00
                                                                   ----------
Loss from investment operations:
   Net investment loss ........................................         (0.01)
   Net realized and unrealized losses on investments ..........         (0.40)
                                                                   ----------
Total from investment operations ..............................         (0.41)
                                                                   ----------

Net asset value at end of period ..............................    $     9.59
                                                                   ==========

Total return(B) ...............................................         (4.10%)
                                                                   ==========

Net assets at end of period (000's) ...........................    $   13,735
                                                                   ==========

Ratio of net expenses to average net assets(C) ................          1.92%

Ratio of net investment loss to average net assets(C) .........         (0.69%)

Portfolio turnover rate(C) ....................................           106%

(A) Represents the period from commencement of operations (June 22, 2004) through September 30, 2004.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                      ENDED
                                                                   SEPTEMBER 30,
                                                                      2004(A)
                                                                    (UNAUDITED)
------------------------------------------------------------------------------
Net asset value at beginning of period ..........................    $   10.00
                                                                     ---------
Loss from investment operations:
   Net investment loss ..........................................        (0.02)
   Net realized and unrealized losses on investments ............        (0.41)
                                                                     ---------
Total from investment operations ................................        (0.43)
                                                                     ---------

Net asset value at end of period ................................    $    9.57
                                                                     =========

Total return(B) .................................................        (4.30%)
                                                                     =========

Net assets at end of period (000's) .............................    $   4,416
                                                                     =========

Ratio of net expenses to average net assets(C) ..................         2.65%

Ratio of net investment loss to average net assets(C) ...........        (1.52%)

Portfolio turnover rate(C) ......................................          106%

(A) Represents the period from commencement of operations (June 22, 2004) through September 30, 2004.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED              YEAR           PERIOD
                                                           SEPTEMBER 30,         ENDED           ENDED
                                                              2004              MARCH 31,       MARCH 31,
                                                           (UNAUDITED)           2004           2003(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................    $    16.05         $     9.78      $    10.00
                                                            ---------------------------------------------
Income (loss) from investment operations:
   Net investment loss .................................         (0.10)             (0.14)          (0.06)
   Net realized and unrealized
     gains (losses) on investments .....................         (1.02)              6.78           (0.16)
                                                            ---------------------------------------------
Total from investment operations .......................         (1.12)              6.64           (0.22)
                                                            ---------------------------------------------

Distributions from net realized gains ..................            --              (0.37)             --
                                                            ---------------------------------------------

Net asset value at end of period .......................    $    14.93         $    16.05      $     9.78
                                                            =============================================

Total return(B) ........................................         (6.98%)(C)         68.02%          (2.20%)(C)
                                                            =============================================

Net assets at end of period (000's) ....................    $   43,253         $   53,064      $   15,230
                                                            =============================================

Ratio of net expenses to average net assets ............          1.94%(D)           1.89%           1.95%(D)

Ratio of net expenses to average net assets gross
   of voluntary expense reimbursements .................          1.95%(D)           1.95%             NA

Ratio of net investment loss to average net assets .....         (1.27%)(D)         (1.34%)         (1.61%)(D)

Ratio of net investment loss to average net assets gross
   of voluntary expense reimbursements .................         (1.28%)(D)         (1.40%)            NA

Portfolio turnover .....................................           121%(D)            133%            128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED            YEAR            PERIOD
                                                          SEPTEMBER 30,       ENDED           ENDED
                                                             2004            MARCH 31,       MARCH 31,
                                                          (UNAUDITED)         2004            2003(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................    $   15.90         $    9.75      $   10.00
                                                            ------------------------------------------
Income (loss) from investment operations:
   Net investment loss .................................        (0.14)            (0.21)         (0.06)
   Net realized and unrealized
     gains (losses) on investments .....................        (1.03)             6.73          (0.19)
                                                            ------------------------------------------
Total from investment operations .......................        (1.17)             6.52          (0.25)
                                                            ------------------------------------------

Distributions from net realized gains ..................           --             (0.37)            --
                                                            ------------------------------------------

Net asset value at end of period .......................    $   14.73         $   15.90      $    9.75
                                                            ==========================================

Total return(B) ........................................        (7.36%)(C)        66.99%         (2.50%)(C)
                                                            ==========================================

Net assets at end of period (000's) ....................    $   7,801         $   7,831      $   1,399
                                                            ==========================================

Ratio of net expenses to average net assets ............         2.69%(D)          2.63%          2.69%(D)

Ratio of net expenses to average net assets gross
   of voluntary expense reimbursements .................         2.70%(D)          2.70%            NA

Ratio of net investment loss to average net assets .....        (1.98%)(D)        (2.09%)        (2.38%)(D)

Ratio of net investment loss to average net assets gross
   of voluntary expense reimbursements .................        (1.98%)(D)        (2.16%)           NA

Portfolio turnover .....................................          121%(D)           133%           128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                 YEAR                PERIOD
                                                              SEPTEMBER 30,            ENDED               ENDED
                                                                 2004                 MARCH 31,           MARCH 31,
                                                              (UNAUDITED)              2004                2003(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................      $    15.91            $     9.74           $    10.00
                                                              -----------------------------------------------------
Income (loss) from investment operations:
   Net investment loss .................................           (0.13)                (0.21)               (0.07)
   Net realized and unrealized gains
      (losses) on investments ..........................           (1.04)                 6.75                (0.19)
                                                              -----------------------------------------------------
Total from investment operations .......................           (1.17)                 6.54                (0.26)
                                                              -----------------------------------------------------

Distributions from net realized gains ..................              --                 (0.37)                  --
                                                              -----------------------------------------------------

Net asset value at end of period .......................      $    14.74            $    15.91           $     9.74
                                                              =====================================================

Total return(B) ........................................           (7.35%)(C)            67.26%               (2.60%)(C)
                                                              =====================================================

Net assets at end of period (000's) ....................      $   16,989            $   14,596           $    3,029
                                                              =====================================================

Ratio of net expenses to average net assets ............            2.69%(D)              2.63%                2.69%(D)

Ratio of net expenses to average net assets gross
   of voluntary expense reimbursements .................            2.70%(D)              2.70%                  NA

Ratio of net investment loss to average net assets .....           (1.96%)(D)            (2.09%)              (2.39%)(D)

Ratio of net investment loss to average net assets gross
   of voluntary expense reimbursements .................           (1.97%)(D)            (2.16%)                 NA

Portfolio turnover .....................................             121%(D)               133%                 128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS I
FINANCIAL HIGHLIGHTS
================================================================================

                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                  SEPTEMBER 30,
                                                                    2004(A)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $    15.37
                                                                   ----------
Loss from investment operations:
   Net investment loss .........................................        (0.02)
   Net realized and unrealized losses on investments ...........        (0.40)
                                                                   ----------
Total from investment operations ...............................        (0.42)
                                                                   ----------

Net asset value at end of period ...............................   $    14.95
                                                                   ==========

Total return(B) ................................................        (2.73%)
                                                                   ==========

Net assets at end of period (000's) ............................   $   25,686
                                                                   ==========

Ratio of net expenses to average net assets (C),(D) ............         1.53%

Ratio of net investment loss to average net assets (C),(D) .....        (0.58%)

Portfolio turnover (C) .........................................          121%

(A) Represents the period from commencement of operations (May 5, 2004) through September 30, 2004.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.53% and the ratio of net investments loss to average net assets would have been (0.58%). The voluntary expense reimbursement was less than 0.01%.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS                                                 THREE
                                     ENDED             YEAR        YEAR          YEAR         MONTHS           YEAR        YEAR
                                   SEPT. 30,           ENDED       ENDED         ENDED         ENDED           ENDED       ENDED
                                     2004            MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,       DEC. 31,    DEC. 31,
                                  (UNAUDITED)          2004        2003           2002         2001(A)         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......      $ 10.14           $  7.45     $ 10.49        $ 10.27        $ 10.74        $ 11.77    $ 10.41
                                    ---------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income .....         0.02              0.06        0.05           0.02           0.01           0.06       0.01
   Net realized and unrealized
      gains (losses) on
      investments ............        (0.05)             2.69       (3.05)          0.22          (0.47)          0.12       1.60
                                    ---------------------------------------------------------------------------------------------
Total from investment
   operations ................        (0.03)             2.75       (3.00)          0.24          (0.46)          0.18       1.61
                                    ---------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net
      investment income ......           --             (0.06)      (0.04)         (0.02)         (0.01)         (0.06)     (0.01)
   Distributions from net
      realized gains .........           --                --          --             --             --          (0.92)     (0.24)
   Return of capital .........           --                --          --             --             --          (0.23)        --
                                    ---------------------------------------------------------------------------------------------
Total distributions ..........           --             (0.06)      (0.04)         (0.02)         (0.01)         (1.21)     (0.25)
                                    ---------------------------------------------------------------------------------------------

Net asset value at end
   of period .................      $ 10.11           $ 10.14     $  7.45        $ 10.49        $ 10.27        $ 10.74    $ 11.77
                                    =============================================================================================

Total return(B) ..............        (0.30%)(C)        37.04%     (28.59%)         2.34%         (4.29%)(C)      1.91%     15.51%
                                    =============================================================================================

Net assets at end of
   period (000's) ............      $73,525           $64,612     $46,113        $93,214        $51,442        $49,807    $31,808
                                    =============================================================================================

Ratio of net expenses to
   average net assets ........         1.30%(D)          1.30%       1.30%          1.30%          1.30%(D)       1.30%      1.30%

Ratio of net investment income
   to average net assets .....         0.43%(D)          0.68%       0.58%          0.23%          0.37%(D)       0.51%      0.08%

Portfolio turnover ...........           22%(D)            44%         58%            33%            48%(D)         83%        60%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED             YEAR           YEAR          PERIOD
                                                      SEPT. 30,           ENDED           ENDED         ENDED
                                                        2004             MARCH 31,       MARCH 31,     MARCH 31,
                                                      (UNAUDITED)          2004            2003          2002(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........      $  9.73           $  7.18        $ 10.18        $ 10.72
                                                        -------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss ...........................        (0.01)               --(B)          --(B)       (0.01)
   Net realized and unrealized
      gains (losses) on investments ..............        (0.06)             2.58          (2.96)         (0.53)
                                                        -------------------------------------------------------
Total from investment operations .................        (0.07)             2.58          (2.96)         (0.54)
                                                        -------------------------------------------------------

Dividends from net investment income .............           --             (0.03)         (0.04)            --
                                                        -------------------------------------------------------

Net asset value at end of period .................      $  9.66           $  9.73        $  7.18        $ 10.18
                                                        =======================================================

Total return(C) ..................................        (0.72%)(D)        36.04%        (29.05%)        (5.01%)(D)
                                                        =======================================================

Net assets at end of period (000's) ..............      $   861           $   753        $   367        $   130
                                                        =======================================================

Ratio of net expenses to average net assets ......         2.05%(E)          2.05%          2.05%          2.05%(E)

Ratio of net investment loss to average net assets        (0.32%)(E)        (0.09%)        (0.06%)        (0.77%)(E)

Portfolio turnover rate ..........................           22%(E)            44%            58%            33%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS                                                 THREE
                                 ENDED          YEAR          YEAR          YEAR          MONTHS           YEAR          YEAR
                                SEPT. 30,      ENDED          ENDED         ENDED         ENDED            ENDED         ENDED
                                 2004         MARCH 31,       MARCH 31,    MARCH 31,     MARCH 31,        DEC. 31,      DEC. 31,
                              (UNAUDITED)       2004           2003          2002          2001(A)          2000        1999(B)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..      $ 9.78           $ 7.22        $10.18        $10.02        $10.50           $11.48        $10.26
                               ------------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment loss ..       (0.01)              --(C)      (0.02)        (0.04)        (0.01)           (0.02)        (0.07)
   Net realized and
      unrealized gains
      (losses) on
      investments .......       (0.06)            2.59         (2.94)         0.20         (0.47)            0.19          1.53
                               ------------------------------------------------------------------------------------------------
Total from investment
   operations ...........       (0.07)            2.59         (2.96)         0.16         (0.48)            0.17          1.46
                               ------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net
      investment income .          --            (0.03)           --            --            --               --            --
   Distributions from net
      realized gains ....          --               --            --            --            --            (0.92)        (0.24)
   Return of capital ....          --               --            --            --            --            (0.23)           --
                               ------------------------------------------------------------------------------------------------
   Total distributions ..          --            (0.03)           --            --            --            (1.15)        (0.24)
                               ------------------------------------------------------------------------------------------------
Net asset value at end
   of period ............      $ 9.71           $ 9.78        $ 7.22        $10.18        $10.02           $10.50        $11.48
                               ================================================================================================

Total return(D) .........       (0.72%)(E)       35.89%       (29.08%)        1.60%        (4.57%)(E)        1.87%        14.24%
                               ================================================================================================

Net assets at end of
   period (000's) .......      $1,893           $1,867        $1,512        $2,548        $1,705           $2,011        $  548
                               ================================================================================================
Ratio of net expenses
   to average net assets         2.05%(F)         2.05%         2.05%         2.05%         2.05%(F)         2.05%         2.05%

Ratio of net investment
   loss to average net
   assets ...............       (0.32%)(F)       (0.05%)       (0.15%)       (0.51%)       (0.33%)(F)       (0.21%)       (0.65%)

Portfolio turnover ......          22%(F)           44%           58%           33%           48%(F)           83%           60%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B) Represents the period from the commencement of operations (January 1, 1999) through December 31, 1999.

(C)   Amount rounds to less than $0.01 per share.

(D)   Total returns shown exclude the effect of applicable sales loads.

(E)   Not annualized.

(F)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Emerging Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund (formerly Enhanced 30 Fund), Large Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to May 1, 2000, the Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust and their fiscal year ends were subsequently changed from December 31 to March 31.

Prior to October 4, 2003, the Large Cap Growth Fund was a series of the Navellier Performance Funds. Effective October 4, 2003, the Navellier Performance Large Cap Growth Portfolio and the Navellier Millennium Large Cap Growth Portfolio were merged into the Large Cap Growth Fund. The accounting and performance history of the Navellier Performance Large Cap Growth Portfolio was carried forward. The Large Cap Growth Fund was the legal and tax survivor. Effective January 1, 2004, the Fund changed its fiscal year end from December 31 to March 31.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 65% of its assets) in emerging growth companies.

The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in stocks of mid to large cap domestic growth companies that the sub-adviser believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal by investing at least 80% of its total assets in common stocks of large cap companies. Income is a secondary goal.

The Large Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of common stocks of large cap companies.

The Micro Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the sub-adviser, have superior earnings growth characteristics.

The Small Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stock of small cap companies.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily (at least 65% of its assets) in common stocks of larger companies that the sub-adviser believes are undervalued.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Each Fund, except the Small Cap Growth Fund, offers three classes of shares:
Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25%), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets) and Class C shares sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets). The Small Cap Growth Fund offers four classes of shares: Class A shares, Class B shares, Class C shares (all described above) and effective May 5, 2004, Class I shares (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment). Each Class A, Class B, Class C and Class I share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A and Class I shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

Portfolio Securities Loaned - As of September 30, 2004, the following Funds loaned common stocks and received collateral as follows:

--------------------------------------------------------------------------------
                               Fair Value of Common            Value of
                                   Stocks Loaned         Collateral Received
--------------------------------------------------------------------------------
Emerging Growth Fund              $ 83,993,828              $ 94,937,869
Growth Opportunities Fund         $  7,106,475              $  7,410,000
Large Cap Growth Fund             $  4,832,565              $  4,942,294
Micro Cap Growth Fund             $  1,700,239              $  1,735,628
Small Cap Growth Fund             $ 12,800,603              $ 13,645,442
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C and Class I shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5% and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2004 and 2003 was as follows:

--------------------------------------------------------------------------------------------------------------------
                                         EMERGING                     GROWTH                      LARGE CAP
                                          GROWTH                   OPPORTUNITIES                 CORE EQUITY
                                            FUND                        FUND                         FUND
--------------------------------------------------------------------------------------------------------------------
                                    YEAR           YEAR         YEAR          YEAR           YEAR           YEAR
                                    ENDED          ENDED        ENDED         ENDED          ENDED          ENDED
                                  MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,
                                     2004          2003          2004          2003           2004           2003
--------------------------------------------------------------------------------------------------------------------
From ordinary income ..........  $       --     $3,671,302     $     --     $       --     $   52,387     $   71,896
From long-term capital gains...          --        308,874           --             --             --             --
                                 -----------------------------------------------------------------------------------
                                 $       --     $3,980,176     $     --     $       --     $   52,387     $   71,896
                                 ===================================================================================
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         LARGE CAP                    SMALL CAP
                                          GROWTH                       GROWTH                       VALUE PLUS
                                           FUND                         FUND                           FUND
--------------------------------------------------------------------------------------------------------------------
                                    YEAR         YEAR            YEAR          YEAR            YEAR          YEAR
                                    ENDED        ENDED           ENDED         ENDED           ENDED         ENDED
                                  MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,
                                     2004         2003           2004           2003           2004          2003
--------------------------------------------------------------------------------------------------------------------
From ordinary income ..........  $      --     $       --     $1,229,562     $       --     $  404,737    $  292,503
From long-term capital gains...         --             --         68,424             --             --            --
                                 -----------------------------------------------------------------------------------
                                 $      --     $       --     $1,297,986     $       --     $  404,737    $  292,503
                                 ===================================================================================
--------------------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2004:

-------------------------------------------------------------------------------------------------------
                                                       EMERGING            GROWTH           LARGE CAP
                                                        GROWTH          OPPORTUNITIES      CORE EQUITY
                                                         FUND                FUND              FUND
-------------------------------------------------------------------------------------------------------
Cost of portfolio investments ...............       $ 711,583,416      $ 148,899,989      $  11,037,265
                                                    ---------------------------------------------------
Gross unrealized appreciation ...............         127,352,635         29,483,979          1,915,593
Gross unrealized depreciation ...............         (18,198,932)       (21,292,546)          (658,814)
                                                    ---------------------------------------------------
Net unrealized appreciation .................         109,153,703          8,191,433          1,256,779
Post-October losses .........................                  --           (816,953)           (81,328)
Capital loss carryforward ...................                  --        (63,527,140)        (1,564,766)
Undistributed ordinary income ...............                  --                 --             13,265
Undistributed long-term capital gains .......          18,868,517                 --                 --
                                                    ---------------------------------------------------
  Accumulated earnings (deficit) ............       $ 128,022,220      $ (56,152,660)     $    (376,050)
                                                    ===================================================
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------
                                                     LARGE CAP           SMALL CAP
                                                       GROWTH             GROWTH           VALUE PLUS
                                                        FUND               FUND               FUND
-------------------------------------------------------------------------------------------------------
Cost of portfolio investments ...............       $ 66,031,167       $ 67,565,691        $ 59,434,717
                                                    ===================================================
Gross unrealized appreciation ...............         12,905,727         16,176,941           9,403,856
Gross unrealized depreciation ...............           (203,030)        (3,452,449)         (3,129,160)
                                                    ---------------------------------------------------
Net unrealized appreciation .................         12,702,697         12,724,492           6,274,696
Post-October losses .........................           (652,281)                --                  --
Capital loss carryforward ...................        (56,294,989)                --         (14,164,720)
Undistributed ordinary income ...............                 --          1,709,786              72,939
Undistributed long-term capital gains .......                 --          1,330,596                  --
                                                    ===================================================
  Accumulated earnings (deficit) ............       $(44,244,573)      $ 15,764,874        $ (7,817,085)
                                                    ===================================================
-------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes.

-------------------------------------------------------------------
                                                          EXPIRES
FUND                                      AMOUNT          MARCH 31,
-------------------------------------------------------------------
Growth Opportunities Fund .........   $  2,005,441         2009
                                        22,448,509         2010
                                        21,975,058         2011
                                        17,098,132         2012
                                      ------------
                                        63,527,140
                                      ============
Large Cap Core Equity Fund ........   $     99,480         2009
                                            24,780         2010
                                           414,728         2011
                                         1,025,778         2012
                                      ------------
                                         1,564,766
                                      ============
Large Cap Growth Fund* ............   $  1,492,562         2008
                                        17,152,661         2009
                                        14,651,841         2010
                                        19,675,611         2011
                                         3,322,314         2012
                                      ------------
                                        56,294,989
                                      ============
Value Plus Fund ...................   $    209,088         2009
                                         5,826,294         2011
                                         8,129,338         2012
                                      ------------
                                        14,164,720
                                      ============
-------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements may be made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds. No reclassifications of the components of capital were made during the six months ended September 30, 2004.

* A portion of these capital loss carryforwards may be limited under tax regulations.
40

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the period ended September 30, 2004:

--------------------------------------------------------------------------------------------------------------
                                          EMERGING              GROWTH           LARGE CAP         LARGE CAP
                                           GROWTH           OPPORTUNITIES       CORE EQUITY          GROWTH
                                            FUND                 FUND              FUND               FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities ...   $509,529,319       $ 23,243,360       $    819,178       $108,266,800
                                         ---------------------------------------------------------------------
Proceeds from sales and maturities
  of investment securities ...........   $431,932,480       $ 47,111,747       $    817,973       $ 55,124,317
                                         ---------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                           MICRO CAP        SMALL CAP
                                            GROWTH            GROWTH        VALUE PLUS
                                             FUND              FUND             FUND
----------------------------------------------------------------------------------------
Purchases of investment securities ...   $20,762,762       $67,938,667       $16,429,336
                                         -----------------------------------------------
Proceeds from sales and maturities
  of investment securities ...........   $ 3,428,451       $47,515,317       $ 7,952,883
                                         -----------------------------------------------
----------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Emerging Growth Fund             0.80%
--------------------------------------------------------------------------------
Growth Opportunities Fund        1.00% on the first $50 million
                                 0.90% on the next $50 million
                                 0.80% on the next $100 million
                                 0.75% of such assets in excess of $200 million
--------------------------------------------------------------------------------
Large Cap Core Equity Fund       0.65% on the first $100 million
                                 0.60% on the next $100 million
                                 0.55% on the next $100 million
                                 0.50% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Large Cap Growth Fund            0.75% on the first $200 million
                                 0.70% on the next $300 million
                                 0.50% of such assets in excess of $500 million
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
Micro Cap Growth Fund            1.25%
--------------------------------------------------------------------------------
Small Cap Growth Fund            1.25%
--------------------------------------------------------------------------------
Value Plus Fund                  0.75% on the first $100 million
                                 0.70% on the next $100 million
                                 0.65% on the next $100 million
                                 0.60% of such assets in excess of $300 million
--------------------------------------------------------------------------------

During the six months ended September 30, 2004, the Adviser waived investment advisory fees as follows:

         Large Cap Core Equity Fund             $  63,666
         Large Cap Growth Fund                  $   7,171
         Micro Cap Growth Fund                  $  21,639
         Value Plus Fund                        $   7,466

TCW Investment Management Company (TCW) and Westfield Capital Management Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays TCW and Westfield a fee for these services.

Mastrapasqua Asset Management, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth Opportunities Fund. The Adviser (not the Fund) pays Mastrapasqua a fee for these services.

Todd Investment Advisors, Inc. (Todd), an Affiliate of the Adviser, has been retained by the Adviser to manage the investments of the Large Cap Core Equity Fund. The Adviser (not the Fund) pays Todd a fee for these services.

Navellier & Associates, Inc. (Navellier) has been retained by the Adviser to manage the investments of the Large Cap Growth Fund. The Adviser (not the Fund) pays Navellier a fee for these services.

Bjurman, Barry & Associates (Bjurman) has been retained by the Adviser to manage the investments of the Micro Cap Growth Fund. The Adviser (not the Fund) pays Bjurman a fee for these services.

Longwood Investment Advisors, Inc. (Longwood) and Bjurman have been retained by the Adviser to manage the investments of the Small Cap Growth Fund. The Adviser (not the Fund) pays Longwood and Bjurman a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington), an Affiliate of the Adviser, has been retained by the Adviser to manage the investments of the Value Plus Fund. The Adviser (not the Fund) pays Fort Washington a fee for these services.

The Adviser has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, and 2.25% for Class C shares. These expense limitations shall remain in effect until October 6, 2005.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the period ended September 30, 2004:

         Emerging Growth Fund                   $ 102,511
         Growth Opportunities Fund              $   5,248
         Large Cap Core Equity Fund             $   4,815
         Large Cap Growth Fund                  $  49,874
         Micro Cap Growth Fund                  $  26,133
         Small Cap Growth Fund                  $  11,683
         Value Plus Fund                        $   1,757

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the period ended September 30, 2004:

         Emerging Growth Fund                   $  80,464
         Growth Opportunities Fund              $   9,720
         Large Cap Core Equity Fund             $   3,782
         Large Cap Growth Fund                  $  11,976
         Micro Cap Growth Fund                  $      47
         Small Cap Growth Fund                  $   8,965
         Value Plus Fund                        $     211

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

SPONSOR AGREEMENT

The Trust, on behalf of the Emerging Growth Fund, Large Cap Core Equity Fund, Micro Cap Growth Fund, Small Cap Growth Fund, and Value Plus Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser agreed to waive all fees until March 31, 2005, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreement may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund with 30 days written notice.

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's annual expenses as follows: Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Large Cap Core Equity Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares; Micro Cap Growth Fund
- 1.95% for Class A shares, 2.70% for Class C shares; Small Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class B and Class C shares, 1.55% for Class I shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares. These fee waivers and expense limitations are in effect for all Funds except the Micro Cap Growth Fund until March 31, 2005. The fee waivers and expense limitations for the Micro Cap Growth Fund are in effect until March 31, 2006.

During the six months ended September 30, 2004, the Adviser waived Sponsor fees as follows:

         Emerging Growth Fund                $ 139,263
         Large Cap Core Equity Fund          $  12,631
         Micro Cap Growth Fund               $   6,546
         Small Cap Growth Fund               $  76,299
         Value Plus Fund                     $  74,609

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------------------------------------------------------
                                                        EMERGING                      GROWTH                      LARGE CAP
                                                         GROWTH                    OPPORTUNITIES                 CORE EQUITY
                                                          FUND                         FUND                         FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                  ENDED          YEAR          ENDED        YEAR            ENDED        YEAR
                                                SEPT. 30,        ENDED       SEPT. 30,      ENDED         SEPT. 30,      ENDED
                                                   2004        MARCH 31,       2004       MARCH 31,         2004        MARCH 31,
                                               (UNAUDITED)       2004       (UNAUDITED)      2004        (UNAUDITED)      2004
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................   6,825,995    14,941,630       679,212     2,561,302        92,750       120,345
Shares reinvested ............................          --            --            --            --            --         5,313
Shares redeemed ..............................  (3,183,082)   (4,876,741)   (2,199,526)   (2,699,942)      (70,483)      (69,892)
                                                --------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding.   3,642,913    10,064,889    (1,520,314)     (138,640)       22,267        55,766
Shares outstanding, beginning of period ......  21,097,098    11,032,209     6,512,520     6,651,160       965,679       909,913
                                                --------------------------------------------------------------------------------
Shares outstanding, end of period ............  24,740,011    21,097,098     4,992,206     6,512,520       987,946       965,679
                                                ================================================================================
CLASS B
Shares sold ..................................     440,354     1,436,646        10,328        39,997        51,773        91,503
Shares reinvested ............................          --            --            --            --            --           188
Shares redeemed ..............................    (159,132)     (288,448)      (27,833)      (34,568)      (18,804)      (39,542)
                                                --------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding.     281,222     1,148,198       (17,505)        5,429        32,969        52,149
Shares outstanding, beginning of period ......   3,240,900     2,092,702       208,476       203,047       161,079       108,930
                                                --------------------------------------------------------------------------------
Shares outstanding, end of period ............   3,522,122     3,240,900       190,971       208,476       194,048       161,079
                                                ================================================================================
CLASS C
Shares sold ..................................   2,642,660     6,236,733        46,357       230,034        10,926       162,890
Shares reinvested ............................          --            --            --            --            --           288
Shares redeemed ..............................    (988,646)   (1,454,131)     (175,787)     (377,297)      (51,972)      (51,128)
                                                --------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding.   1,654,014     4,782,602      (129,430)     (147,263)      (41,046)      112,050
Shares outstanding, beginning of period ......  12,572,773     7,790,171     1,637,558     1,784,821       248,896       136,846
                                                --------------------------------------------------------------------------------
Shares outstanding, end of period ............  14,226,787    12,572,773     1,508,128     1,637,558       207,850       248,896
                                                ================================================================================
--------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------------------------
                                                                      LARGE CAP
                                                                       GROWTH
                                                                        FUND
--------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED            THREE MONTHS         YEAR
                                                  SEPT. 30,             ENDED             ENDED
                                                     2004              MARCH 31,         DEC. 31,
                                                 (UNAUDITED)             2004              2003
--------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...............................      2,998,102             416,560             916,519
Shares reinvested .........................             --                  --           2,561,534
Shares redeemed ...........................       (496,740)           (143,232)           (850,347)
                                                 -------------------------------------------------
Net increase in shares outstanding ........      2,501,362             273,328           2,627,706
Shares outstanding, beginning of period ...      4,035,502           3,762,174           1,134,468
                                                 -------------------------------------------------
Shares outstanding, end of period .........      6,536,864           4,035,502           3,762,174
                                                 =================================================
CLASS B
Shares sold ...............................        195,987              53,919              35,834
Shares reinvested .........................             --                  --              33,380
Shares redeemed ...........................        (23,616)             (4,649)             (8,449)
                                                 -------------------------------------------------
Net increase in shares outstanding ........        172,371              49,270              60,765
Shares outstanding, beginning of period ...        110,035              60,765                  --
                                                 -------------------------------------------------
Shares outstanding, end of period .........        282,406             110,035              60,765
                                                 =================================================
CLASS C
Shares sold ...............................        657,845             105,172              78,268
Shares reinvested .........................             --                  --              77,097
Shares redeemed ...........................        (26,474)             (4,615)             (6,005)
                                                 -------------------------------------------------
Net increase in shares outstanding ........        631,371             100,557             149,360
Shares outstanding, beginning of period ...        249,917             149,360                  --
                                                 -------------------------------------------------
Shares outstanding, end of period .........        881,288             249,917             149,360
                                                 =================================================
--------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                  MICRO CAP                SMALL CAP
                                                   GROWTH                    GROWTH                      VALUE PLUS
                                                    FUND                      FUND                           FUND
----------------------------------------------------------------------------------------------------------------------------
                                                   PERIOD          SIX MONTHS                    SIX MONTHS
                                                    ENDED             ENDED          YEAR           ENDED           YEAR
                                                   SEPT.30,         SEPT. 30,        ENDED        SEPT. 30,         ENDED
                                                    2004(A)          2004(B)        MARCH 31,        2004         MARCH 31,
                                                  (UNAUDITED)     (UNAUDITED)         2004        (UNAUDITED)        2004
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ....................................   1,442,782         826,199       2,140,689       1,118,769         576,417
Shares reinvested ..............................          --              --          52,792              --          42,224
Shares redeemed ................................      (9,945)     (1,236,063)       (444,544)       (216,310)       (436,399)
                                                   -------------------------------------------------------------------------
Net increase (decrease) in shares outstanding ..   1,432,837        (409,864)      1,748,937         902,459         182,242
Shares outstanding, beginning of period ........          --       3,306,640       1,557,703       6,369,601       6,187,359
                                                   -------------------------------------------------------------------------
Shares outstanding, end of period ..............   1,432,837       2,896,776       3,306,640       7,272,060       6,369,601
                                                   =========================================================================
CLASS B
Shares sold ....................................          --          74,292         367,456          18,102          38,408
Shares reinvested ..............................          --              --           7,879              --             221
Shares redeemed ................................          --         (37,185)        (26,164)         (6,362)        (12,353)
                                                   -------------------------------------------------------------------------
Net increase in shares outstanding .............          --          37,107         349,171          11,740          26,276
Shares outstanding, beginning of period ........          --         492,604         143,433          77,422          51,146
                                                   -------------------------------------------------------------------------
Shares outstanding, end of period ..............          --         529,711         492,604          89,162          77,422
                                                   =========================================================================
CLASS C
Shares sold ....................................     464,744         320,734         745,002          24,580          38,680
Shares reinvested ..............................          --              --           7,805              --             570
Shares redeemed ................................      (3,362)        (85,458)       (145,961)        (20,491)        (57,927)
                                                   -------------------------------------------------------------------------
Net increase (decrease) in shares outstanding ..     461,382         235,276         606,846           4,089         (18,677)
Shares outstanding, beginning of period ........          --         917,638         310,792         190,821         209,498
                                                   -------------------------------------------------------------------------
Shares outstanding, end of period ..............     461,382       1,152,914         917,638         194,910         190,821
                                                   =========================================================================
CLASS I
Shares sold ....................................          --       1,751,718              --              --              --
Shares redeemed ................................          --         (34,118)             --              --              --
                                                   -------------------------------------------------------------------------
Net increase in shares outstanding .............          --       1,717,600              --              --              --
Shares outstanding, beginning of period ........          --              --              --              --              --
                                                   -------------------------------------------------------------------------
Shares outstanding, end of period ..............          --       1,717,600              --              --              --
                                                   =========================================================================
----------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (June 22, 2004) through September 30, 2004.

(B) Except Class I shares which represents the period from commencement of operations (May 5, 2004) through September 30, 2004.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

8. ACQUISITIONS

On October 3, 2003, a Special Meeting of Shareholders of the Navellier Performance Large Cap Growth Portfolio, a series of the Navellier Performance Funds, and of the Navellier Millennium Large Cap Growth Portfolio, a series of the Navellier Millenium Funds, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Navellier Performance Large Cap Growth Portfolio and Navellier Millennium Large Cap Growth Portfolio by Touchstone Large Cap Growth Fund, in exchange for shares of the Touchstone Large Cap Growth Fund Class A, Class B and Class C shares.

The merger was completed on October 4, 2003. Upon completion of the merger, Navellier Performance Large Cap Growth Portfolio became the accounting and performance survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

                                                                                                    AFTER
                                                      BEFORE REORGANIZATION                    REORGANIZATION
-------------------------------------------------------------------------------------------------------------
                                       NAVELLIER          NAVELLIER
                                      PERFORMANCE         MILLENNIUM          TOUCHSTONE         TOUCHSTONE
                                       LARGE CAP           LARGE CAP          LARGE CAP           LARGE CAP
                                         GROWTH              GROWTH             GROWTH             GROWTH
                                       PORTFOLIO           PORTFOLIO             FUND                FUND
-------------------------------------------------------------------------------------------------------------
Shares:
  Class A ........................      1,289,869              74,609           4,159,880           3,851,401
  Class B ........................             --              60,117              19,779              33,380
  Class C ........................             --              49,371             103,777              77,097
Net Assets:
  Class A ........................   $ 19,929,229        $    431,538        $ 39,180,214        $ 59,540,981
  Class B ........................   $         --        $    341,599        $    174,187        $    515,786
  Class C ........................   $         --        $    279,161        $    910,821        $  1,189,982
Net Asset Value:
  Class A ........................   $      15.45        $       5.78        $       9.42        $      15.46
  Class B ........................   $         --        $       5.68        $       8.81        $      15.45
  Class C ........................   $         --        $       5.65        $       8.78        $      15.45

Unrealized Appreciation ..........   $  3,625,953        $    206,378        $  1,099,700        $  4,932,031

Accumulated Net Realized Gains ...   $(21,253,352)       $   (428,229)       $(35,298,142)       $(56,979,723)
-------------------------------------------------------------------------------------------------------------

The merger discussed above qualified as a tax-free exchange for Federal income tax purposes.

9. COMMISSION RECAPTURE

Included in the Statements of Operations under the caption "Fees from commission recapture" are amounts received by the Funds from certain brokers to whom brokerage transactions have been directed.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 93.1%                                  SHARES        VALUE
-------------------------------------------------------------------------------
OIL & GAS -- 10.1%
Amerada Hess Corp .................................    127,400     $ 11,338,600
BJ Services Co ....................................    157,400        8,249,334
Chesapeake Energy Corp.+ ..........................    686,600       10,868,878
Cooper Cameron Corp.* .............................    189,400       10,386,696
Devon Energy Corp .................................    137,800        9,785,178
ENSCO International Inc ...........................    152,400        4,978,908
Pioneer Natural Resources Co ......................    268,000        9,240,640
Smith International, Inc.* ........................    141,300        8,581,149
Transocean Inc.* ..................................    317,050       11,344,050
                                                                   ------------
                                                                     84,773,433
                                                                   ------------
MEDICAL SUPPLIES -- 7.3%
Beckman Coulter Inc.+ .............................    126,200        7,082,344
Cytyc Corp.* ......................................    409,600        9,891,840
Edwards Lifesciences Corp.* .......................    255,800        8,569,300
Hillenbrand Industries, Inc .......................    181,100        9,150,983
Omnicare, Inc .....................................    270,700        7,677,052
Tektronix Inc .....................................    274,100        9,113,825
Teradyne Inc.* ....................................    707,300        9,477,820
                                                                   ------------
                                                                     60,963,164
                                                                   ------------
COMPUTERS & INFORMATION -- 5.9%
Check Point Software Technologies Ltd.* ...........    605,800       10,280,426
Diebold, Inc ......................................    179,900        8,401,330
Maxtor Corp.* .....................................    910,100        4,732,520
McAfee, Inc.* .....................................    614,900       12,359,490
The Reynolds & Reynolds Company - Class A .........    268,700        6,628,829
Unisys Corp.* .....................................    679,100        7,008,312
                                                                   ------------
                                                                     49,410,907
                                                                   ------------
HEALTH CARE PROVIDERS -- 5.8%
Community Health Systems, Inc.*+ ..................    396,800       10,586,624
Health Management Associates, Inc. - Class A ......    222,500        4,545,675
Health Net Inc.* ..................................    485,650       12,005,268
Manor Care ........................................    321,600        9,635,136
PacifiCare Health Systems, Inc.* ..................    309,000       11,340,300
                                                                   ------------
                                                                     48,113,003
                                                                   ------------
BANKING -- 5.2%
Banknorth Group Inc ...............................    258,550        9,049,250
Investors Financial Services Corp.+ ...............    209,100        9,436,683
North Fork Bancorporation+ ........................    267,900       11,908,155
Zions Bancorporation ..............................    210,900       12,873,336
                                                                   ------------
                                                                     43,267,424
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING -- 5.0%
Andrew Corp.*+ ....................................    653,400        7,997,616
E.W. Scripps Co ...................................    169,000        8,074,820
Entercom Communications Corp.* ....................     86,000        2,808,760
The Readers Digest Association, Inc ...............    481,600        7,026,544
Univision Communications, Inc. - Class A* .........    254,100        8,032,101
Westwood One, Inc.* ...............................    397,000        7,848,690
                                                                   ------------
                                                                     41,788,531
                                                                   ------------

EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 93.1% (CONTINUED)                     SHARES          VALUE
-------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING -- 4.8%
Alliance Data Systems Corp.* .......................   220,800     $  8,955,648
CheckFree Corp.* ...................................   146,100        4,042,587
Satyam Computer Services Ltd. - ADR+ ...............   355,500        8,219,160
VERITAS Software Corp.* ............................ 1,049,500       18,681,100
                                                                   ------------
                                                                     39,898,495
                                                                   ------------
HEALTH CARE EQUIPMENT -- 4.1%
PerkinElmer Inc ....................................   934,610       16,093,984
Thermo Electron* ...................................   678,600       18,335,772
                                                                   ------------
                                                                     34,429,756
                                                                   ------------
ELECTRONICS -- 3.6%
AMETEK, Inc ........................................   160,900        4,878,488
Arrow Electronics Inc.*+ ...........................   393,400        8,882,972
Celestica, Inc.* ...................................   412,115        5,233,861
LSI Logic* .........................................   184,795          796,466
Vishay Intertechnology Inc.*+ ......................   808,300       10,427,070
                                                                   ------------
                                                                     30,218,857
                                                                   ------------
HEAVY MACHINERY -- 3.4%
Dover Corp .........................................   142,400        5,535,088
Pall Corp ..........................................   233,200        5,708,736
W.W. Grainger, Inc .................................   189,700       10,936,205
York International Corp ............................   190,100        6,005,259
                                                                   ------------
                                                                     28,185,288
                                                                   ------------
TECHNOLOGY -- 3.2%
Cypress Semiconductor Corp.*+ ......................   807,900        7,141,836
Lam Research Corp.* ................................   404,800        8,857,024
Novellus Systems, Inc.* ............................   415,700       11,053,463
                                                                   ------------
                                                                     27,052,323
                                                                   ------------
PHARMACEUTICALS -- 3.2%
Andrx Corp.* .......................................    88,000        1,967,680
Elan Corp. plc*+ ...................................   674,400       15,780,960
The Medicines Company* .............................   367,100        8,861,794
                                                                   ------------
                                                                     26,610,434
                                                                   ------------
RETAILERS -- 2.8%
The TJX Companies, Inc .............................   258,200        5,690,728
Tiffany & Co .......................................   202,600        6,227,924
Williams-Sonoma Inc.* ..............................   293,900       11,035,945
                                                                   ------------
                                                                     22,954,597
                                                                   ------------
BIOTECHNOLOGY -- 2.4%
Celgene Corp.*+ ....................................   189,900       11,057,877
Charles River Laboratories International, Inc.* ....   187,300        8,578,340
                                                                   ------------
                                                                     19,636,217
                                                                   ------------
INSURANCE -- 2.2%
Assurant, Inc ......................................   411,700       10,704,200
Old Republic International Corp ....................   301,800        7,554,054
                                                                   ------------
                                                                     18,258,254
                                                                   ------------
FINANCIAL SERVICES -- 1.9%
CapitalSource Inc.*+ ...............................   516,900       11,547,546
Piper Jaffray Companies, Inc.* .....................   118,800        4,703,292
                                                                   ------------
                                                                     16,250,838
                                                                   ------------
EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 93.1% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
APPAREL RETAILERS -- 1.9%
Jones Apparel Group, Inc ...........................   271,880     $  9,733,304
The Talbots Inc ....................................   258,400        6,405,736
                                                                   ------------
                                                                     16,139,040
                                                                   ------------
INDUSTRIAL -- 1.9%
Roper Industries, Inc ..............................   163,100        9,371,726
Varian Inc.* .......................................   178,500        6,759,795
                                                                   ------------
                                                                     16,131,521
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.9%
Leggett & Platt, Inc ...............................   241,600        6,788,960
The Yankee Candle Co.* .............................   305,900        8,858,864
                                                                   ------------
                                                                     15,647,824
                                                                   ------------
COAL -- 1.9%
Arch Coal Inc ......................................   314,800       11,172,252
CONSOL Energy, Inc .................................   127,100        4,434,519
                                                                   ------------
                                                                     15,606,771
                                                                   ------------
COMMERCIAL SERVICES -- 1.8%
Anixter International Inc.* ........................   240,500        8,439,145
Career Education Corp.* ............................   229,400        6,521,842
                                                                   ------------
                                                                     14,960,987
                                                                   ------------
SEMICONDUCTORS -- 1.7%
National Semiconductor Corp.* ......................   396,435        6,140,778
Semtech Corp.*+ ....................................   408,100        7,823,277
                                                                   ------------
                                                                     13,964,055
                                                                   ------------
EMPLOYMENT SERVICES -- 1.3%
Monster Worldwide Inc.* ............................   449,500       11,075,680
                                                                   ------------

AGRICULTURAL SERVICES -- 1.2%
Monsanto Co ........................................   269,800        9,826,116
                                                                   ------------

TRANSPORT SERVICES -- 1.2%
Sirva, Inc.* .......................................   421,800        9,659,220
                                                                   ------------

RESTAURANTS -- 1.1%
Darden Restaurants, Inc ............................   397,900        9,279,028
                                                                   ------------

AEROSPACE & DEFENSE -- 1.1%
Alliant Techsystems Inc.* ..........................   145,500        8,802,750
                                                                   ------------

ADVERTISING -- 0.9%
The Interpublic Group of Companies, Inc.*+ .........   727,000        7,698,930
                                                                   ------------

AIRLINES -- 0.9%
Southwest Airlines Co ..............................   530,200        7,221,324
                                                                   ------------

DEEP SEA PASSENGER TRANSPORTATION -- 0.8%
Royal Caribbean Cruises Ltd.+ ......................   159,400        6,949,840
                                                                   ------------

ENGINEERING SERVICES -- 0.8%
EMCOR Group, Inc.* .................................   175,265        6,593,469
                                                                   ------------
52

EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                     MARKET
COMMON STOCKS -- 93.1% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------
WASTE DISPOSAL -- 0.8%
Republic Services Inc ............................     218,800     $  6,511,488
                                                                   ------------

TELECOMMUNICATIONS -- 0.7%
Scientific-Atlanta, Inc ..........................     238,600        6,184,512
                                                                   ------------

MEDIA -- 0.3%
Cox Radio, Inc. - Class A* .......................     155,000        2,312,600
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $776,376,676
                                                                   ------------

INVESTMENT FUNDS -- 11.4%
BBH Securities Lending Fund** ....................  94,937,869     $ 94,937,869
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 104.5%
(Cost $831,916,454) ..............................                 $871,314,545

LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%) ..                  (37,434,863)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $833,879,682
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 101.3%                                SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH -- 33.6%
Affymetrix, Inc.*+ ..................................  150,000    $   4,606,500
Alcon Inc ...........................................   41,000        3,288,200
Amgen, Inc.* ........................................   68,700        3,893,916
Biogen Idec Inc.* ...................................   60,000        3,670,200
Cephalon Inc.*+ .....................................   60,000        2,874,000
Fisher Scientific International Inc.* ...............   55,000        3,208,150
Genentech, Inc.* ....................................   79,000        4,141,180
Genzyme Corp.* ......................................   60,000        3,264,600
Invitrogen Corp.* ...................................   57,400        3,156,426
Johnson & Johnson ...................................   47,000        2,647,510
Teva Pharmaceutical Industries Ltd. - ADR ...........   80,000        2,076,000
                                                                  -------------
                                                                     36,826,682
                                                                  -------------
TECHNOLOGY -- 29.2%
Adobe Systems, Inc ..................................   60,000        2,968,200
Agilent Technologies, Inc.* .........................  126,000        2,717,820
Analog Devices, Inc .................................   90,000        3,490,200
EMC Corp.* ..........................................  366,500        4,229,410
Intel Corp ..........................................  145,000        2,908,700
Novellus Systems, Inc.* .............................   80,000        2,127,200
Oracle Corp.* .......................................  353,000        3,981,840
Sun Microsystems, Inc.* .............................  650,000        2,626,000
Symantec Corp.* .....................................   69,500        3,814,160
Texas Instruments, Inc ..............................  153,000        3,255,840
                                                                  -------------
                                                                     32,119,370
                                                                  -------------
FINANCIAL SERVICES -- 8.2%
Goldman Sachs Group, Inc ............................   34,000        3,170,160
Merrill Lynch & Co., Inc ............................   74,000        3,679,280
Morgan Stanley ......................................   45,000        2,218,500
                                                                  -------------
                                                                      9,067,940
                                                                  -------------
RETAIL -- 7.1%
Home Depot, Inc .....................................   92,000        3,606,400
The Gap, Inc ........................................  150,000        2,805,000
TJX Companies, Inc ..................................   65,000        1,432,600
                                                                  -------------
                                                                      7,844,000
                                                                  -------------
TRANSPORTATION -- 7.1%
Norfolk Southern Corp ...............................   95,000        2,825,300
Ryder Systems, Inc ..................................   75,000        3,528,000
Southwest Airlines Co ...............................  105,000        1,430,100
                                                                  -------------
                                                                      7,783,400
                                                                  -------------
OIL & GAS -- 6.1%
Halliburton Company .................................  100,000        3,369,000
Schlumberger Limited ................................   50,000        3,365,500
                                                                  -------------
                                                                      6,734,500
                                                                  -------------
HOTELS & MOTELS -- 3.0%
MGM MIRAGE* .........................................   67,000        3,326,550
                                                                  -------------

GROWTH OPPORTUNITIES FUND
(CONTINUED)

===============================================================================
                                                                    MARKET
COMMON STOCKS -- 101.3% (CONTINUED)                     SHARES       VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.0%
Cisco Systems, Inc.* ...............................   180,000    $   3,258,000
                                                                  -------------

RESTAURANTS -- 2.7%
Wendy's International, Inc .........................    90,000        3,024,000
                                                                  -------------

INDUSTRIAL -- 1.3%
Danaher Corp .......................................    27,000        1,384,560
                                                                  -------------

TOTAL COMMON STOCKS ................................              $ 111,369,002
                                                                  -------------

INVESTMENT FUNDS -- 6.7%
BBH Securities Lending Fund** ...................... 7,410,000    $   7,410,000
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 108.0%
(Cost $119,418,788) ................................              $ 118,779,002


LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.0%) ....                 (8,801,327)
                                                                  -------------

NET ASSETS -- 100.0% ...............................              $ 109,977,675
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 96.9%                                  SHARES        VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.1%
Cisco Systems, Inc.* .............................      16,500      $   298,650
Computer Sciences Corp.* .........................      10,200          480,420
Hewlett-Packard Co ...............................      18,300          343,125
Intel Corp .......................................      13,800          276,828
International Business Machines Corp. (IBM) ......       4,300          368,682
Microsoft Corp ...................................      16,400          453,460
                                                                    -----------
                                                                      2,221,165
                                                                    -----------
INDUSTRIAL -- 17.0%
3M Co ............................................       5,000          399,850
Caterpiller, Inc .................................       5,400          434,430
General Electric Co ..............................      12,400          416,392
Honeywell International, Inc .....................      11,800          423,148
United Technologies Corp .........................       4,400          410,872
                                                                    -----------
                                                                      2,084,692
                                                                    -----------
CONSUMER STAPLES -- 16.0%
Altria Group, Inc ................................       7,400          348,096
Coca-Cola Co .....................................       7,800          312,390
Kimberly-Clark Corp ..............................       6,700          432,753
Procter & Gamble Co ..............................       8,000          432,960
Wal-Mart Stores, Inc .............................       8,400          446,880
                                                                    -----------
                                                                      1,973,079
                                                                    -----------
CONSUMER DISCRETIONARY -- 10.0%
Best Buy Co., Inc ................................       8,200          444,768
Home Depot, Inc ..................................      10,800          423,360
The Walt Disney Co.* .............................      16,300          367,565
                                                                    -----------
                                                                      1,235,693
                                                                    -----------
FINANCIAL SERVICES -- 9.9%
American Express Co ..............................       7,500          385,950
Bank of America Corp .............................      10,200          441,966
Citigroup, Inc ...................................       9,016          397,786
                                                                    -----------
                                                                      1,225,702
                                                                    -----------
HEALTH -- 9.6%
Anthem, Inc.* ....................................       5,800          506,050
Cardinal Health, Inc .............................       5,800          253,866
Johnson & Johnson ................................       7,600          428,108
                                                                    -----------
                                                                      1,188,024
                                                                    -----------
INSURANCE -- 3.9%
American International Group .....................       7,000          475,930
                                                                    -----------

ENERGY -- 3.8%
Exxon Mobil Corp .................................       9,800          473,634
                                                                    -----------

TELECOMMUNICATION SERVICE -- 3.2%
SBC Communications, Inc ..........................      15,400          399,630
                                                                    -----------

LARGE CAP CORE EQUITY FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 96.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
MATERIALS -- 2.9%
Du Pont (E.I.) DE Nemours ........................       8,500      $   363,800
                                                                    -----------

FINANCIAL -- 2.5%
JP Morgan Chase & Co .............................       7,900          313,867
                                                                    -----------

TOTAL COMMON STOCKS -- 96.9%
(Cost $10,926,927) ...............................                  $11,955,216

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.1% ....                      377,244
                                                                    -----------

NET ASSETS -- 100.0% .............................                  $12,332,460
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 96.7%                                  SHARES         VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 21.2%
America Movil S.A. - ADR .........................     134,055      $ 5,232,167
Corning, Inc.* ...................................     243,295        2,695,709
Mobile Telesystems - ADR .........................      32,125        4,657,804
Motorola, Inc ....................................     165,270        2,981,471
Nextel Communications - Class A* .................      94,560        2,254,310
QUALCOMM, Inc ....................................     154,255        6,022,114
Research In Motion Ltd.* .........................      61,520        4,696,437
                                                                   ------------
                                                                     28,540,012
                                                                   ------------
OIL & GAS -- 12.9%
Apache ...........................................      74,380        3,727,182
Burlington Resources, Inc ........................      57,850        2,360,280
ChevronTexaco Corp ...............................      45,895        2,461,808
ConocoPhillips ...................................      55,090        4,564,206
Occidental Petroleum Corp ........................      73,445        4,107,779
                                                                   ------------
                                                                     17,221,255
                                                                   ------------
HEALTH -- 11.7%
Alcon, Inc .......................................      49,570        3,975,515
Biomet, Inc ......................................      76,205        3,572,490
Genentech, Inc.* .................................      52,330        2,743,139
Stryker Corp.* ...................................      54,180        2,604,974
Zimmer Holdings, Inc.* ...........................      34,885        2,757,310
                                                                   ------------
                                                                     15,653,428
                                                                   ------------
HOUSEHOLD PRODUCTS -- 9.9%
Avon Products, Inc ...............................      99,165        4,331,527
Procter & Gamble Co ..............................      67,015        3,626,852
The Clorox Co ....................................      47,750        2,545,075
The Gillette Co ..................................      66,105        2,759,223
                                                                   ------------
                                                                     13,262,677
                                                                   ------------
INTERNET -- 9.7%
Cisco Systems, Inc.* .............................     224,030        4,054,943
eBay, Inc.* ......................................      47,750        4,390,135
Yahoo!, Inc.* ....................................     133,140        4,514,777
                                                                   ------------
                                                                     12,959,855
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 8.0%
Infosys Technologies Ltd. - ADR+ .................      93,650        5,300,590
Symantec Corp.* ..................................      97,320        5,340,922
                                                                   ------------
                                                                     10,641,512
                                                                   ------------
COMPUTERS & INFORMATION -- 7.9%
Apple Computer, Inc.* ............................     165,270        6,404,213
Dell, Inc.* ......................................     118,435        4,216,286
                                                                   ------------
                                                                     10,620,499
                                                                   ------------
RESTAURANTS -- 5.0%
McDonald's Corp.* ................................     100,990        2,830,750
Starbucks Corp.* .................................      85,395        3,882,056
                                                                   ------------
                                                                      6,712,806
                                                                   ------------
MANUFACTURING - DIVERSIFIED -- 3.6%
3M Co ............................................      59,670        4,771,810
                                                                   ------------

LARGE CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 96.7% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
FOOD -- 2.4%
Hershey Foods Corp ...............................      69,775     $  3,259,190
                                                                   ------------

RETAILERS -- 2.3%
J.C. Penney Company, Inc .........................      85,395        3,012,736
                                                                   ------------

FINANCIAL SERVICES -- 2.1%
Countrywide Financial Corp .......................      69,775        2,748,437
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $129,404,217
                                                                   ------------

INVESTMENT FUNDS -- 3.7%
BBH Securities Lending Fund** ....................   4,942,294     $  4,942,294
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $118,170,167) ..............................                 $134,346,511

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ..                     (582,189)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $133,764,322
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 95.5%                                  SHARES         VALUE
-------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 37.6%
ADE Corp.* .......................................      14,015      $   238,746
Advanced Power Technology, Inc.* .................      20,700          176,157
AMX Corp.* .......................................      16,800          303,072
Argon State, Inc.* ...............................      12,900          361,200
CAM Commerce Solutions, Inc.* ....................       9,100          130,039
Color Kinetics, Inc.* ............................      12,700          162,560
Corillian Corp.* .................................      35,200          162,272
CryptoLogic, Inc .................................      17,600          272,624
CyberOptics Corp.* ...............................      10,000          154,400
Digi International, Inc.* ........................      30,000          342,900
Diodes, Inc.* ....................................      12,600          324,576
Essex Corp.* .....................................      30,000          345,900
FARO Technologies, Inc.* .........................       9,700          197,298
inTEST Corp.* ....................................      15,000          116,700
Jupitermedia Corp.* ..............................      17,800          316,840
Manchester Technologies, Inc.* ...................      52,800          264,528
Measurement Specialties, Inc.* ...................      13,300          330,505
Moldflow Corp.* ..................................      12,600          151,200
NVE Corp.*+ ......................................       7,940          262,417
RAE Systems, Inc.* ...............................      50,000          279,000
Stratasys, Inc.*+ ................................      14,900          470,169
Tyler Technologies, Inc.* ........................      24,500          216,580
United Industrial Corp ...........................      10,000          328,900
Video Display Corp.*+ ............................      11,200          358,848
VSE Corp .........................................      12,500          383,125
X-Rite, Inc ......................................      12,100          176,297
                                                                    -----------
                                                                      6,826,853
                                                                    -----------
HEALTH CARE -- 12.9%
Acambis PLC - ADR* ...............................       8,700           95,439
American Science & Engineering, Inc.* ............      13,000          428,350
Clinical Data, Inc ...............................      13,275          212,400
Dialysis Corporation of America* .................      12,800           66,291
Exactech, Inc.* ..................................      15,000          306,750
IRIS International, Inc.* ........................      30,000          238,500
LifeCell Corp.* ..................................      31,000          310,000
Mesa Laboratories, Inc ...........................      12,000          141,480
Misonix, Inc.*+ ..................................      30,100          205,583
Palomar Medical Technologies, Inc.* ..............      15,300          335,376
                                                                    -----------
                                                                      2,340,169
                                                                    -----------
BASIC MATERIALS -- 7.7%
American Vanguard Corp ...........................       8,000          285,920
NS Group, Inc.* ..................................      15,800          292,300
The Andersons, Inc ...............................      10,300          214,755
The Hallwood Group, Inc.* ........................       4,000          336,000
Universal Stainless & Alloy Products, Inc.* ......      20,000          275,000
                                                                    -----------
                                                                      1,403,975
                                                                    -----------

MICRO CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 95.5% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 7.7%
Deckers Outdoor Corp.*+ ..........................       8,200      $   278,800
Delta Apparel, Inc ...............................      10,700          254,660
Hansen Natural Corp.*+ ...........................      11,100          267,732
Parlux Fragrances, Inc.* .........................      30,000          390,000
Rocky Mountain Chocolate Factory, Inc ............      16,200          202,500
                                                                    -----------
                                                                      1,393,692
                                                                    -----------
PRODUCER MANUFACTURING -- 7.2%
Cohesant Technologies, Inc .......................      17,500          166,600
Juno Lighting, Inc ...............................       4,000          121,360
Olympic Steel, Inc.* .............................       3,300           62,370
Spartan Motors, Inc ..............................      23,100          324,324
Sun Hydraulics Corp ..............................      14,500          185,310
Titan International, Inc.+ .......................      27,800          266,880
Wolverine Tube, Inc.* ............................      15,000          173,250
                                                                    -----------
                                                                      1,300,094
                                                                    -----------
FINANCE -- 6.9%
American Physicians Capital, Inc.* ...............      10,200          312,324
AMREP Corp .......................................       7,000          121,800
Capital Properties, Inc ..........................       7,200          105,120
Five Star Quality Care, Inc.* ....................      24,000          171,600
Independence Holding Co ..........................       7,700          136,059
Texas Pacific Land Trust* ........................       4,000          399,840
                                                                    -----------
                                                                      1,246,743
                                                                    -----------
ENERGY -- 5.8%
Callon Petroleum Co.* ............................      14,300          181,324
Dawson Geophysical Co.* ..........................      12,200          255,346
Edge Petroleum Corp.* ............................      10,700          170,879
Petroleum Development Corp.* .....................       7,000          306,740
Pioneer Drilling Co.* ............................      16,800          141,120
                                                                    -----------
                                                                      1,055,409
                                                                    -----------
CONSUMER DURABLES -- 3.1%
Lifetime Hoan Corp ...............................       6,000           89,100
National R.V. Holdings, Inc.* ....................      14,800          183,964
R&B, Inc.* .......................................       8,100          177,066
The Dixie Group, Inc.* ...........................      10,600          119,250
                                                                    -----------
                                                                        569,380
                                                                    -----------
COMMERCIAL/INDUSTRIAL SERVICES -- 2.7%
Cantel Medical Corp.* ............................      10,200          244,800
Rush Enterprises, Inc.* ..........................      14,000          153,300
SITEL Corp.* .....................................      42,300           91,368
                                                                    -----------
                                                                        489,468
                                                                    -----------
RETAIL TRADE -- 1.7%
The Sportsman's Guide, Inc.* .....................      15,000          303,450
                                                                    -----------

MICRO CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 95.5% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.4%
Monarch Casino & Resort, Inc.* ...................      13,800      $   263,166
                                                                    -----------

TRANSPORTATION -- 0.8%
U.S. Xpress Enterprises, Inc.* ...................       8,100          150,174
                                                                    -----------

TOTAL COMMON STOCKS ..............................                  $17,342,573
                                                                    -----------

INVESTMENT FUNDS -- 9.6%
BBH Securities Lending Fund** ....................   1,735,628      $ 1,735,628
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 105.1%
(Cost $18,332,143) ...............................                  $19,078,201

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.1%) ..                     (926,966)
                                                                    -----------

NET ASSETS -- 100.0% .............................                  $18,151,235
                                                                    ===========


*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 92.3%                                  SHARES         VALUE
-------------------------------------------------------------------------------
HEALTHCARE -- 24.1%
Allscripts Healthcare Solutions, Inc.*+ ..........     145,200     $  1,306,800
Amedisys, Inc.* ..................................      13,000          389,350
American Science and Engineering, Inc.* ..........      10,300          339,385
Axonyx Inc.*+ ....................................     157,650          890,723
Beverly Enterprises, Inc.* .......................     272,700        2,064,339
Bradley Pharmaceuticals, Inc.*+ ..................      11,000          223,850
Clinical Data, Inc ...............................       2,000           32,000
Connetics Corp.*+ ................................      98,700        2,666,873
Dialysis Corporation of America* .................      19,800          102,544
DJ Orthopedics Inc.* .............................      88,300        1,558,495
eResearch Technology, Inc.*+ .....................      25,500          339,915
Exactech, Inc.* ..................................      27,000          552,150
First Horizon Pharmaceutical Corp.* ..............      29,100          582,291
FMC Corp.* .......................................      46,900        2,277,933
Gen-Probe Inc.* ..................................      40,250        1,604,768
Genitope Corp.* ..................................      23,900          237,088
Healthcare Services Group, Inc ...................      29,750          534,310
Horizon Health Corp.* ............................      16,000          337,600
Inspire Pharmaceuticals, Inc.* ...................     100,950        1,587,944
IRIS International, Inc.* ........................      30,000          238,500
LifeCell Corp.* ..................................      36,500          365,000
Mesa Laboratories, Inc ...........................       8,200           96,678
Misonix, Inc.*+ ..................................      28,800          196,704
Palomar Medical Technologies, Inc.* ..............      27,800          609,376
Somanetics Corp.* ................................      30,000          394,500
Telik, Inc.* .....................................     128,335        2,861,870
Ventiv Health, Inc.* .............................      14,800          250,860
                                                                   ------------
                                                                     22,641,846
                                                                   ------------
TECHNOLOGY -- 13.3%
Akamai Technologies, Inc.*+ ......................     149,550        2,101,178
Ask Jeeves, Inc* .................................     103,400        3,382,214
CNET Networks, Inc.* .............................     169,800        1,553,670
Epicor Software Corp.* ...........................      31,000          372,930
FARO Technologies, Inc.* .........................      19,300          392,562
Genesis Microchip Inc.* ..........................      86,650        1,169,775
InfoSpace, Inc.* .................................      76,150        3,608,748
                                                                   ------------
                                                                     12,581,077
                                                                   ------------
COMMUNICATIONS -- 12.1%
Alamosa Holdings, Inc.*+ .........................     300,950        2,299,258
Crown Castle International Corp.* ................      86,053        1,280,469
Harmonic, Inc.* ..................................     144,000          957,600
NII Holdings, Inc. - Class B*+ ...................      76,200        3,140,202
Novatel Wireless, Inc.* ..........................      80,000        1,880,000
Sonus Networks, Inc.* ............................     253,100        1,424,953
The Middleby Corp ................................       7,000          368,550
                                                                   ------------
                                                                     11,351,032
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 92.3% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 11.9%
ADE Corp.* .......................................      24,800     $    422,468
Advanced Power Technology, Inc.* .................      45,600          388,056
AMX Corp.* .......................................      25,000          451,000
Applied Signal Technology, Inc ...................      15,000          479,850
Argon State, Inc.* ...............................      14,900          417,200
Bel Fuse Inc .....................................      15,000          496,200
CAM Commerce Solutions, Inc.* ....................      15,400          220,066
Color Kinetics, Inc.* ............................      19,600          250,880
Corillian Corp.* .................................      40,400          186,244
CryptoLogic, Inc .................................      36,000          557,640
CyberOptics Corp.* ...............................      20,000          308,800
Digi International Inc.* .........................      40,000          457,200
Diodes, Inc.* ....................................      13,000          334,880
Essex Corp.* .....................................      43,900          506,167
inTEST Corp.* ....................................      20,000          155,600
Jupitermedia Corp.* ..............................      33,400          594,520
LaBarge, Inc.* ...................................      40,000          324,000
Manchester Technologies, Inc.* ...................      47,000          235,470
Measurement Specialties, Inc.* ...................       5,700          141,645
NIC Inc.* ........................................      30,000          160,800
NVE Corp.*+ ......................................       8,100          267,705
Pacific Internet Ltd.* ...........................      24,800          164,672
RAE Systems Inc.*+ ...............................      50,700          282,906
Stratasys, Inc.*+ ................................       6,600          208,263
Teledyne Technologies, Inc.* .....................      71,000        1,777,840
Tyler Technologies, Inc.* ........................      40,500          358,020
United Industrial Corp ...........................      14,400          473,616
Video Display Corp.*+ ............................      17,000          544,680
X-Rite, Inc ......................................       1,700           24,769
                                                                   ------------
                                                                     11,191,157
                                                                   ------------
ENERGY -- 9.0%
Brigham Exploration Company* .....................      95,950          901,930
Callon Petroleum Co.* ............................      20,500          259,940
Dawson Geophysical Co.* ..........................      23,800          498,134
Edge Petroleum Corp.* ............................      17,900          285,863
Grant Prideco, Inc.* .............................      77,600        1,590,023
Hydril* ..........................................      35,450        1,522,578
InterOil Corp.*+ .................................      47,750        1,057,663
Petroleum Development Corp.* .....................      12,000          525,840
Pioneer Drilling Co.* ............................      34,200          287,280
Spinnaker Exploration Company* ...................      43,699        1,531,213
                                                                   ------------
                                                                      8,460,464
                                                                   ------------
FINANCIAL SERVICES -- 5.6%
American Physicians Capital, Inc.* ...............       9,000          275,580
Bluegreen Corp.* .................................       1,800           20,034
Five Star Quality Care, Inc.* ....................      39,400          281,710
Friedman, Billings, Ramsey Group, Inc ............     144,900        2,767,590
Independence Holding Co ..........................      12,300          217,341
Metris Companies Inc.*+ ..........................     174,300        1,704,654
                                                                   ------------
                                                                      5,266,909
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 92.3% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES -- 4.4%
Crown Holdings, Inc.* ..........................       126,858     $  1,307,906
EVCI Career Colleges Inc.*+ ....................        21,800          154,017
SITEL Corp.* ...................................        37,300           80,568
SupportSoft, Inc.* .............................       130,000        1,266,200
Veeco Instruments Inc.* ........................        60,900        1,277,073
                                                                   ------------
                                                                      4,085,764
                                                                   ------------
BASIC MATERIALS -- 2.3%
American Vanguard Corp.+ .......................         7,400          264,476
Ceradyne, Inc.* ................................        20,000          878,200
NS Group, Inc.* ................................        28,000          518,000
The Andersons, Inc .............................         9,500          198,075
The Hallwood Group, Inc.* ......................         3,400          285,600
                                                                   ------------
                                                                      2,144,351
                                                                   ------------
EDUCATION -- 2.2%
Laureate Education, Inc.* ......................        55,100        2,050,822
                                                                   ------------

PRODUCER MANUFACTURING -- 1.8%
Cohesant Technologies, Inc .....................         7,300           69,496
Daktronics, Inc.* ..............................        19,400          474,330
Met-Pro Corp ...................................        17,800          234,070
Olympic Steel, Inc.* ...........................         9,600          181,440
Spartan Motors, Inc ............................         9,900          138,996
Sun Hydraulics Corp ............................        24,000          306,720
Wolverine Tube, Inc.* ..........................        20,500          236,775
                                                                   ------------
                                                                      1,641,827
                                                                   ------------
CONSUMER DURABLES -- 1.6%
Keystone Automotive Industries, Inc.* ..........        14,000          308,000
Lifetime Hoan Corp .............................         5,900           87,615
Navarre Corp.*+ ................................        36,100          523,089
R&B, Inc.* .....................................         6,400          139,904
Steinway Musical Instruments, Inc.* ............         7,000          190,400
The Dixie Group, Inc.* .........................        18,300          205,875
                                                                   ------------
                                                                      1,454,883
                                                                   ------------
CONSUMER NON-DURABLES -- 1.4%
Deckers Outdoor Corp.*+ ........................        10,000          340,000
Geopharma, Inc.* ...............................        36,500          150,380
Hansen Natural Corp.*+ .........................        20,000          482,400
Rocky Mountain Chocolate Factory, Inc.+ ........        13,700          171,250
Rocky Shoes & Boots, Inc.* .....................        11,500          201,250
                                                                   ------------
                                                                      1,345,280
                                                                   ------------
MEDIA -- 1.0%
Avocent Corp.* .................................        35,900          934,477
                                                                   ------------

TRANSPORT SERVICES -- 0.8%
Sirva, Inc.* ...................................        31,600          723,640
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 92.3% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
RETAIL -- 0.6%
PC Mall, Inc.* .................................         6,600     $    100,914
The Sportsman's Guide, Inc.* ...................        22,500          455,175
                                                                   ------------
                                                                        556,089
                                                                   ------------

CONSUMER SERVICES -- 0.2%
Greg Manning Auctions, Inc.* ...................         1,500           16,785
Monarch Casino & Resort, Inc.* .................         7,900          150,653
                                                                   ------------
                                                                        167,438
                                                                   ------------

TOTAL COMMON STOCKS ............................                   $ 86,597,056
                                                                   ------------

INVESTMENT FUNDS -- 14.6%
BBH Securities Lending Fund** ..................    13,645,442     $ 13,645,442
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 106.9%
(Cost $89,339,057) .............................                   $100,242,498


LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.9%).                     (6,513,536)
                                                                   ------------

NET ASSETS -- 100.0% ...........................                   $ 93,728,962
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.

See accompanying notes to financial statements.

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 96.5%                                  SHARES         VALUE
-------------------------------------------------------------------------------
BANKING -- 10.2%
Bank of America ................................        44,490      $ 1,927,752
Citigroup ......................................        46,842        2,066,669
JP Morgan Chase ................................        61,138        2,429,013
Wells Fargo ....................................        23,635        1,409,355
                                                                    -----------
                                                                      7,832,789
                                                                    -----------
COMPUTERS & INFORMATION -- 10.2%
Computer Sciences Corp.* .......................        45,130        2,125,622
First Data Corp ................................        40,470        1,760,445
Hewlett-Packard ................................        73,830        1,384,313
International Business Machines ................        17,920        1,536,461
Lexmark International Group* ...................        12,110        1,017,361
                                                                    -----------
                                                                      7,824,202
                                                                    -----------
OIL & GAS -- 8.9%
Baker Hughes, Inc ..............................        19,495          852,321
ChevronTexaco ..................................        31,130        1,669,813
ConocoPhillips .................................        21,328        1,767,025
Exxon Mobil ....................................        36,678        1,772,648
Pioneer Natural Resources ......................        23,925          824,934
                                                                    -----------
                                                                      6,886,741
                                                                    -----------
PHARMACEUTICALS -- 8.9%
McKesson Corp ..................................        62,895        1,613,257
Merck ..........................................        22,200          732,600
Pfizer .........................................        90,615        2,772,818
WellPoint Health Networks* .....................        15,730        1,653,066
                                                                    -----------
                                                                      6,771,741
                                                                    -----------
BEVERAGE, FOOD & TOBACCO -- 7.5%
Anheuser Busch .................................        29,935        1,495,253
Darden Restaurants .............................        63,135        1,472,308
Diageo PLC - ADR ...............................        22,985        1,159,134
McDonald's* ....................................        56,360        1,579,771
                                                                    -----------
                                                                      5,706,466
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 6.6%
General Electric ...............................        51,575        1,731,889
Ingersoll-Rand .................................        22,930        1,558,552
Tyco International .............................        56,645        1,736,735
                                                                    -----------
                                                                      5,027,176
                                                                    -----------
RETAILERS -- 6.6%
CVS ............................................        44,405        1,870,783
Home Depot .....................................        55,295        2,167,563
Kohl's Corp.* ..................................        20,030          965,246
                                                                    -----------
                                                                      5,003,592
                                                                    -----------
FINANCIAL SERVICES -- 5.3%
Fannie Mae .....................................        18,015        1,142,151
Freddie Mac ....................................        29,260        1,908,923
Lehman Brothers Holdings .......................        12,610        1,005,269
                                                                    -----------
                                                                      4,056,343
                                                                    -----------

VALUE PLUS FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 96.5% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING -- 4.5%
Clear Channel Communications, Inc ..............        40,340      $ 1,257,398
Comcast Corp. - Special Class A* ...............        54,995        1,535,460
Viacom, Inc. - Class B .........................        18,170          609,785
                                                                    -----------
                                                                      3,402,643
                                                                    -----------
INSURANCE -- 4.4%
Allstate .......................................        28,280        1,357,157
Chubb ..........................................        14,560        1,023,277
Radian Group, Inc ..............................        21,080          974,528
                                                                    -----------
                                                                      3,354,962
                                                                    -----------
TELEPHONE SYSTEMS -- 3.7%
Alltell ........................................        23,260        1,277,207
SBC Communications .............................        28,020          727,119
Verizon Communications .........................        20,495          807,093
                                                                    -----------
                                                                      2,811,419
                                                                    -----------
BUILDING PRODUCTS -- 2.9%
Masco ..........................................        63,155        2,180,742
                                                                    -----------
HOUSEHOLD PRODUCTS -- 2.7%
Kimberly-Clark .................................        31,340        2,024,251
                                                                    -----------
ELECTRONICS -- 2.4%
Analog Device ..................................        18,425          714,522
Intel ..........................................        56,615        1,135,696
                                                                    -----------
                                                                      1,850,218
                                                                    -----------
HEALTH CARE -- 2.3%
HCA, Inc .......................................        45,025        1,717,704
                                                                    -----------
HEAVY MACHINERY -- 1.9%
Caterpiller ....................................        18,330        1,474,649
                                                                    -----------
FOREST PRODUCTS & PAPER -- 1.8%
International Paper Company ....................        33,715        1,362,423
                                                                    -----------
ELECTRIC UTILITIES -- 1.4%
Dominion Resources .............................        16,930        1,104,683
                                                                    -----------
CHEMICALS -- 1.3%
Du Pont (E.I.) DE Nemours ......................        23,360          999,808
                                                                    -----------
FARM MACHINERY AND EQUIPMENT -- 1.1%
Deere & Co .....................................        12,605          813,653
                                                                    -----------
MEDICAL SUPPLIES -- 1.0%
Johnson & Johnson ..............................        13,600          766,088
                                                                    -----------
METALS -- 0.9%
Alcoa ..........................................        19,655          660,211
                                                                    -----------

VALUE PLUS FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 96.5% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 96.5%
(Cost $65,955,929) .............................                    $73,632,504

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.5% ..                      2,646,963
                                                                    -----------
NET ASSETS -- 100.0% ...........................                    $76,279,467
                                                                    ===========

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

OTHER ITEMS
(UNAUDITED)
================================================================================

PROXY VOTING

The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended September 30, 2004 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the deading entitled "Expenses Paid During the Six Months Ended September 30, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SCHEDULE OF SHAREHOLDER EXPENSES
(CONTINUED)
================================================================================

                                                    TOTAL                                         EXPENSES PAID
                                   NET EXPENSE     RETURN                             ENDING        DURING THE
                                      RATIO        PERIOD         BEGINNING           ACCOUNT       SIX MONTHS
                                   ANNUALIZED       ENDED       ACCOUNT VALUE          VALUE           ENDED
                                    SEPT. 30,     SEPT. 30,       SEPT. 30,          SEPT. 30,       SEPT. 30,
                                      2004          2004            2004*              2004            2004**
----------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
  Class A Actual .........            1.47%        (6.49%)      $   1,000.00      $     935.10      $    7.13
  Class A Hypothetical ...            1.47%         2.51%       $   1,000.00      $   1,017.70      $    7.44

  Class B Actual .........            2.22%        (6.89%)      $   1,000.00      $     931.10      $   10.75
  Class B Hypothetical ...            2.22%         2.51%       $   1,000.00      $   1,013.94      $   11.21

  Class C Actual .........            2.22%        (6.84%)      $   1,000.00      $     931.60      $   10.75
  Class C Hypothetical ...            2.22%         2.51%       $   1,000.00      $   1,013.94      $   11.21

GROWTH OPPORTUNITIES FUND
  Class A Actual .........            1.59%        (7.92%)      $   1,000.00      $     920.80      $    7.66
  Class A Hypothetical ...            1.59%         2.51%       $   1,000.00      $   1,017.10      $    8.04

  Class B Actual .........            2.83%        (8.84%)      $   1,000.00      $     911.60      $   13.56
  Class B Hypothetical ...            2.83%         2.51%       $   1,000.00      $   1,010.88      $   14.27

  Class C Actual .........            2.53%        (8.63%)      $   1,000.00      $     913.70      $   12.14
  Class C Hypothetical ...            2.53%         2.51%       $   1,000.00      $   1,012.38      $   12.76

LARGE CAP CORE EQUITY FUND
  Class A Actual .........            1.00%        (2.31%)      $   1,000.00      $     976.90      $    4.96
  Class A Hypothetical ...            1.00%         2.51%       $   1,000.00      $   1,020.05      $    5.06

  Class B Actual .........            1.75%        (2.65%)      $   1,000.00      $     973.50      $    8.66
  Class B Hypothetical ...            1.75%         2.51%       $   1,000.00      $   1,016.29      $    8.85

  Class C Actual .........            1.75%        (2.64%)      $   1,000.00      $     973.60      $    8.66
  Class C Hypothetical ...            1.75%         2.51%       $   1,000.00      $   1,016.29      $    8.85

LARGE CAP GROWTH FUND
  Class A Actual .........            1.27%         0.46%       $   1,000.00      $   1,004.60      $    6.38
  Class A Hypothetical ...            1.27%         2.51%       $   1,000.00      $   1,018.70      $    6.43

  Class B Actual .........            2.22%         0.06%       $   1,000.00      $   1,000.60      $   11.13
  Class B Hypothetical ...            2.22%         2.51%       $   1,000.00      $   1,013.94      $   11.21

  Class C Actual .........            2.21%         0.06%       $   1,000.00      $   1,000.60      $   11.08
  Class C Hypothetical ...            2.21%         2.51%       $   1,000.00      $   1,013.99      $   11.16

SCHEDULE OF SHAREHOLDER EXPENSES
(CONTINUED)
================================================================================

                                                    TOTAL                                         EXPENSES PAID
                                   NET EXPENSE     RETURN                             ENDING        DURING THE
                                      RATIO        PERIOD         BEGINNING           ACCOUNT       SIX MONTHS
                                   ANNUALIZED       ENDED       ACCOUNT VALUE          VALUE           ENDED
                                    SEPT. 30,     SEPT. 30,       SEPT. 30,          SEPT. 30,       SEPT. 30,
                                      2004          2004            2004*              2004            2004**
----------------------------------------------------------------------------------------------------------------
MICRO CAP GROWTH FUND
  Class A Actual .........            1.92%        (4.10%)      $   1,000.00      $     959.00      $    5.20
  Class A Hypothetical ...            1.92%         1.38%       $   1,000.00      $   1,008.52      $    5.34

  Class C Actual .........            2.65%        (4.30%)      $   1,000.00      $     957.00      $    7.18
  Class C Hypothetical ...            2.65%         1.38%       $   1,000.00      $   1,006.50      $    7.36

SMALL CAP GROWTH FUND
  Class A Actual .........            1.94%        (6.98%)      $   1,000.00      $     930.20      $    9.39
  Class A Hypothetical ...            1.94%         2.51%       $   1,000.00      $   1,015.34      $    9.80

  Class B Actual .........            2.69%        (7.36%)      $   1,000.00      $     926.40      $   12.99
  Class B Hypothetical ...            2.69%         2.51%       $   1,000.00      $   1,011.58      $   13.57

  Class C Actual .........            2.69%        (7.35%)      $   1,000.00      $     926.50      $   12.99
  Class C Hypothetical ...            2.69%         2.51%       $   1,000.00      $   1,011.58      $   13.57

  Class I Actual .........            1.53%        (2.73%)      $   1,000.00      $     972.70      $    6.16
  Class I Hypothetical ...            1.53%         1.62%       $   1,000.00      $   1,011.22      $    6.29

VALUE PLUS FUND
  Class A Actual .........            1.30%        (0.30%)      $   1,000.00      $     997.00      $    6.51
  Class A Hypothetical ...            1.30%         2.51%       $   1,000.00      $   1,018.55      $    6.58

  Class B Actual .........            2.05%        (0.72%)      $   1,000.00      $     992.80      $   10.24
  Class B Hypothetical ...            2.05%         2.51%       $   1,000.00      $   1,014.79      $   10.35

  Class C Actual .........            2.05%        (0.72%)      $   1,000.00      $     992.80      $   10.24
  Class C Hypothetical ...            2.05%         2.51%       $   1,000.00      $   1,014.79      $   10.35

* The example is based on an investment of $1,000 invested at the beginning of the period (April 1, 2004 for the Emerging Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Small Cap Growth Fund Class A, Class B and Class C, and the Value Plus Fund; May 5, 2004 for the Small Cap Growth Fund Class I and June 22, 2004 for the Micro Cap Growth
   Fund) and held for the entire period through September 31, 2004.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194

www.touchstoneinvestments.com

INVESTMENT ADVISER
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(2) Certifications required by Item 11(a)(2) of Form N-CSR are filed herewith.
(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 6, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 6, 2004

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 6, 2004